John Hancock
Core Equity
Fund

ANNUAL
REPORT

12.31.02

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 13

Trustees & officers
page 28

For your information
page 33


Dear Fellow Shareholders,

Investors were probably never happier to close out a year than they were in 2002, since it was the third consecutive year that the stock market declined -- something that hadn't occurred in 60 years. Driving the fall were fears of war, a weak economy, disappointing profits, rising oil prices and a string of corporate scandals. All market sectors and investment styles suffered. As a result, the broad Standard & Poor's 500 Index fell by 22.09% for the year, while the Dow Jones Industrial Average lost 15.04% and the technology laden Nasdaq Composite Index lost 31.53%.

Despite a fourth-quarter rally, only 3.8% of U.S. stock mutual funds made money last year, and the average U.S. stock fund lost 22.42%, according to Lipper, Inc. Bond funds provided the only bright spot, producing mostly positive results, with the average long-term bond fund rising 7.9%. It was the third year in which bonds outperformed stocks and gained ground, confirming yet again the importance of having a portfolio well-diversified among stocks, bonds and cash.

In fact, the disparity between stock and bond results over the last three years means that many investors' portfolios may have shifted substantially in their mix between stocks and bonds. We recommend working with your investment professional to rebalance your assets according to your long-term goals.

After three down years, no one can predict when the bear market cycle will turn. Currently, uncertainties abound, as the good news seen in signs of improving economic and corporate data, and efforts by Washington to stimulate the economy, are offset by the possibility of war and other geopolitical risks.

While all these factors are beyond our control, investors can take charge of how they maneuver through the inevitable bull and bear market cycles. We've said it before, but it bears repeating: the key is to keep a long-term perspective and work with your investment professional to develop and maintain a properly diversified portfolio. We believe this offers the best protection in the tough times and the best means to reach your long-term goals.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
above-average
total return
(capital apprecia-
tion plus income)
by investing in a
diversified portfo-
lio of primarily
large-capitaliza-
tion stocks. The
portfolio's risk
profile is similar
to that of the
Standard & Poor's
500 Index.

Over the last twelve months

* Stocks declined sharply for the third consecutive year.

* Consumer spending kept the economy afloat, while the drought in corporate capital spending continued.

* The Fund's holdings in the more defensive sectors served it well.

[Bar chart with heading "John Hancock Core Equity Fund." Under the heading is a note that reads "Fund performance for the year ended December 31, 2002." The chart is scaled in increments of 10% with -30% at the bottom and 0% at the top. The first bar represents the -22.85% total return for Class A. The second bar represents the -23.38% total return for Class B. The third bar represents the -23.39% total return for Class C. The fourth bar represents the -21.11%* total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. *From inception March 1, 2002 through December 31, 2002."]

Top 10 holdings

 4.0%   Microsoft
 3.1%   ExxonMobil
 3.0%   Wal-Mart Stores
 2.9%   Pfizer
 2.7%   Citigroup
 2.3%   Wells Fargo
 2.1%   General Electric
 2.1%   American International Group
 2.0%   International Business Machines
 1.9%   Johnson & Johnson

As a percentage of net assets on December 31, 2002.



BY PAUL McMANUS, FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
Core Equity Fund

MANAGERS'
REPORT

Falling share prices in 2002 made it three consecutive down years for the stock market -- an event that last occurred in 1939-1941, when the country was still struggling to grow its way out of the Great Depression. The year 2002 began harmlessly enough, as stocks meandered sideways in the first quarter. However, as it became clear that the hoped-for recovery was nowhere to be seen, share prices headed lower. Analysts called it "the perfect economic storm," citing earnings disappointments, corporate accounting scandals, questions about the integrity of Wall Street research, heightened tensions between Israel and Palestine, and the possibility of another terrorist strike as factors driving investors to sell.

"Falling share prices in
 2002 made it three con
 secutive down years for
 the stock market..."

In late summer the market recovered somewhat, only to be flattened again in September and early October on further bad news from the manufacturing sector and crumbling consumer confidence. Amid widespread fears of a so-called "double-dip" recession, the share prices of many lower-quality stocks were reduced to near-bankruptcy levels. In the final quarter of the year, concerns about a double-dip recession receded and the market rallied as bargain hunters stepped in to take advantage of the attractive valuations. The year ended much as the previous one had, with an uneasy truce between buyers and sellers awaiting further evidence that might bolster the case for a more bullish or bearish scenario.

For the most part, the Federal Reserve Board remained on the sidelines during the period. Its lone action on interest rates came in November, when deteriorating economic conditions prompted a 50-basis-point cut in the target federal funds rate to 1.25%.

[Photo of Paul McManus.]

PERFORMANCE REVIEW

The Fund finished the year a little behind the Standard & Poor's 500 Index and about in line with its Lipper peer group. For the 12 months ending December 31, 2002, John Hancock Core Equity Fund's Class A, Class B and Class C shares returned -22.85%, -23.38% and -23.39%, respectively, at net asset value, compared with the -23.49% return of the average large-cap core fund, according to Lipper, Inc.1 The Fund's Class I shares, which were launched on March 1, 2002, returned -21.11% from inception through the end of the period. Meanwhile, the S&P 500 Index posted a return of -22.09%, including reinvested dividends. Keep in mind that your returns will differ from the Fund's net asset value return listed above if you were not invested in the Fund for the entire period or did not reinvest all distributions. Historical performance information can be found on pages six and seven.

"...our best performers
 were stocks in sectors
 commonly regarded
 as carrying less risk
 when the overall market
 is falling..."

On a relative basis, the Fund did well during the first half of the year but then lost ground in the second half. Most of the damage was done in October and November, when the cheapest, most speculative segment of the market spearheaded the rally. Since our disciplined stock selection process emphasizes undervalued stocks of companies with improving fundamentals -- and since many of the market leaders during the rally continued to have questionable fundamentals -- we were at a decided disadvantage in the short term. Over complete market cycles, however, we continue to believe that selecting stocks with attractive valuations and improving outlooks should add value.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Medical 16%, the second is Computers 13%, the third Insurance 9%, the fourth Retail 9%, and the fifth Oil & gas 8%.]

DEFENSIVE STOCKS SHINE

For the most part, our best performers were stocks in sectors commonly regarded as carrying less risk when the overall market is falling, such as consumer staples, financial services, utilities and energy. For example, the Fund's number-one contributor was Procter & Gamble, maker of items such as laundry detergent, toothpaste and disposable diapers. Unlike most other companies, Procter & Gamble experienced solid and even accelerating revenue and earnings growth in 2002. Meanwhile, Entergy reflected the appeal of stable earners with solid balance sheets in the utilities sector. In financial services, Bank of America made a positive contribution to performance.

[Pie chart at bottom of page with heading "Portfolio diversification As a percentage of net assets on 12-31-02." The chart is divided into two sections (from top to left): Common stocks 99% and Short-term investments & other 1%.]

TECHNOLOGY AND HEALTH CARE DISAPPOINT

Microprocessor manufacturer Intel was the Fund's largest detractor. Weak personal computer sales and the increasing reluctance of consumers to purchase machines with the fastest chips -- which provide Intel with its highest profit margins -- dogged the stock. Other significant detractors in the tech sector included Cisco Systems, EMC, Microsoft and IBM, although the Fund carried underweighted or market-weighted positions in most of these companies relative to its benchmark.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Procter & Gamble followed by an up arrow with the phrase "Stable earnings growth, raised earnings guidance." The second listing is Intel followed by a down arrow with the phrase "Slack PC demand, price sensitivity for high-end processors." The third listing is Wyeth followed by a down arrow with the phrase "Unfavorable publicity about key drug, lowered guidance."]

Drugs stocks Wyeth, Pfizer, Eli Lilly and Abbott Labs also were detrimental to our performance. Wyeth suffered in July when a study showed increased health risks for women from taking the company's popular hormone replacement drug Prempro. In general, rising competition from generic drugs and a lack of blockbuster products made life difficult for drug companies. In health-care services, Tenet Healthcare was a laggard, sidetracked by allegations of aggressive Medicare billing. Responding to a growing crisis of confidence in the accounting methods used by health-care services companies, we reduced the Fund's exposure to that area and moved into medical device stocks, which we felt had better prospects.

"...we believe that, on the
 whole, 2003 could bring a
 more favorable investment
 environment."

LOOKING AHEAD

Prospects for the economy and the stock market appear somewhat improved from what they were six months ago. The economy seems to be posting positive growth, interest rates are near historical lows and inflation is minimal. Spending by both consumers and corporations appears muted, in part, by uncertainty about Iraq and other geopolitical issues. While that trend could certainly continue, we believe that, on the whole, 2003 could bring a more favorable investment environment.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
December 31, 2002

The index used for
comparison is the
Standard & Poor's
500 Index, an
unmanaged index
that includes 500
widely traded
common stocks.

It is not possible to
invest in an index.

                              Class A      Class B      Class C      Class I 1       Index
Inception date                6-10-91       9-7-95       5-1-98       3-1-02            --

Average annual returns with maximum sales charge (POP)
One year                       -26.70%      -27.21%      -24.91%          --       -22.09%
Five years                      -2.69%       -2.73%          --           --        -0.58%
Ten years                        7.86%          --           --           --         9.34%
Since inception                    --         5.53%       -5.94%      -21.11% 2        --

Cumulative total returns with maximum sales charge (POP)
One year                       -26.70%      -27.21%      -24.91%          --       -22.09%
Five years                     -12.76%      -12.93%          --           --        -2.87%
Ten years                      113.12%          --           --           --       144.21%
Since inception                    --        48.21%      -24.86%      -21.11%          --


Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for one year or less are subject to a 1% CDSC. Sales charge is not applicable for Class I shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

1 For certain types of investors as described in the Fund's prospectus for Class I shares.

2 Not annualized.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Index and is equal to $24,421 as of December 31, 2002. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Core Equity Fund, before sales charge, and is equal to $22,426 as of December 31, 2002. The third bar represents the same hypothetical $10,000 investment made in the John Hancock Core Equity Fund, after sales charge, and is equal to $21,312 as of December 31, 2002.

                                    Class B 1    Class C 1    Class I 2
Period beginning                     9-7-95       5-1-98       3-1-02
Without sales charge                $14,821       $7,589       $7,889
With maximum sales charge                --       $7,514           --
Index                               $17,595       $8,439       $8,062

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of December 31, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's prospectus for Class I shares.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
December 31, 2002

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES   ISSUER                                                                                        VALUE
COMMON STOCKS 98.83%                                                                            $456,607,156
(Cost $456,814,322)
Aerospace 0.96%                                                                                   $4,434,711
 41,300  Boeing Co. (The)                                                                          1,362,487
 49,600  United Technologies Corp.                                                                 3,072,224

Automobile/Trucks 1.56%                                                                            7,228,044
235,000  Ford Motor Co.                                                                            2,185,500
 80,400  General Motors Corp.                                                                      2,963,544
 45,000  Harley-Davidson, Inc.                                                                     2,079,000

Banks -- United States 8.31%                                                                      38,373,482
125,700  Bank of America Corp.                                                                     8,744,949
 61,600  Bank One Corp.                                                                            2,251,480
135,345  Charter One Financial, Inc.                                                               3,888,462
 75,000  FleetBoston Financial Corp.                                                               1,822,500
 35,000  M&T Bank Corp.                                                                            2,777,250
 55,000  North Fork Bancorp., Inc.                                                                 1,855,700
 54,900  TCF Financial Corp.                                                                       2,398,581
110,800  U.S. Bancorp                                                                              2,351,176
 50,000  Wachovia Corp.                                                                            1,822,000
223,200  Wells Fargo & Co.                                                                        10,461,384

Beverages 2.27%                                                                                   10,484,908
101,400  Anheuser-Busch Cos., Inc.                                                                 4,907,760
 80,000  Pepsi Bottling Group, Inc. (The)                                                          2,056,000
 83,400  PepsiCo, Inc.                                                                             3,521,148

Building 0.37%                                                                                     1,715,600
 40,000  Black & Decker Corp. (The)                                                                1,715,600

Chemicals 2.13%                                                                                    9,829,722
 23,100  Air Products & Chemicals, Inc.                                                              987,525
121,700  Dow Chemical Co. (The)                                                                    3,614,490
 78,700  Eastman Chemical Co.                                                                      2,893,799
 40,400  Praxair, Inc.                                                                             2,333,908

Computers 12.93%                                                                                  59,747,563
303,600  BMC Software, Inc.*                                                                       5,194,596
230,400  Cisco Systems, Inc.*                                                                      3,018,240
 90,000  Computer Sciences Corp.*                                                                  3,100,500
331,000  Dell Computer Corp.*                                                                      8,850,940
405,600  EMC Corp.*                                                                                2,490,384
120,200  International Business Machines Corp.                                                     9,315,500
 39,600  Intuit, Inc.*                                                                             1,858,032
360,000  Microsoft Corp.*                                                                         18,612,000
157,900  Network Associates, Inc.*                                                                 2,540,611
259,700  Oracle Corp.*                                                                             2,804,760
120,000  Yahoo! Inc.*                                                                              1,962,000

Cosmetics & Personal Care 1.74%                                                                    8,052,250
 60,000  Gillette Co. (The)                                                                        1,821,600
 72,500  Procter & Gamble Co. (The)                                                                6,230,650

Diversified Operations 1.11%                                                                       5,121,267
100,000  Honeywell International, Inc.                                                             2,400,000
 63,300  Textron, Inc.                                                                             2,721,267

Electronics 6.29%                                                                                 29,079,061
110,000  Altera Corp.*                                                                             1,356,300
277,000  Applied Materials, Inc.*                                                                  3,609,310
398,900  General Electric Co.                                                                      9,713,215
543,300  Intel Corp.                                                                               8,459,181
 75,000  Novellus Systems, Inc.*                                                                   2,106,000
255,500  Texas Instruments, Inc.                                                                   3,835,055

Finance 5.93%                                                                                     27,399,635
111,900  American Express Co.                                                                      3,955,665
357,300  Citigroup, Inc.                                                                          12,573,387
119,800  Merrill Lynch & Co., Inc.                                                                 4,546,410
100,900  Morgan Stanley Dean Witter & Co.                                                          4,027,928
 66,500  Washington Mutual, Inc.                                                                   2,296,245

Food 2.23%                                                                                        10,302,061
 80,000  Kellogg Co.                                                                               2,741,600
115,900  Kraft Foods, Inc. (Class A)                                                               4,511,987
 49,400  Unilever NV, American Depositary Receipts (ADR) (Netherlands)                             3,048,474

Insurance 8.62%                                                                                   39,849,252
 70,000  AFLAC, Inc.                                                                               2,108,400
 50,000  Allstate Corp. (The)                                                                      1,849,500
164,400  American International Group, Inc.                                                        9,510,540
 40,100  Everest Re Group, Ltd. (Barbados)                                                         2,217,530
120,000  Hartford Financial Services Group, Inc. (The)                                             5,451,600
150,000  MetLife, Inc.                                                                             4,056,000
137,000  PMI Group, Inc. (The)                                                                     4,115,480
100,000  Prudential Financial, Inc.*                                                               3,174,000
104,100  Radian Group, Inc.                                                                        3,867,315
 60,000  St. Paul Cos., Inc. (The)                                                                 2,043,000
 99,378  Travelers Property Casualty Corp. (Class B)*                                              1,455,887

Manufacturing 1.47%                                                                                6,792,840
 68,000  Danaher Corp.                                                                             4,467,600
 54,000  Ingersoll-Rand Co. (Class A)                                                              2,325,240

Media 2.69%                                                                                       12,411,246
 75,400  Clear Channel Communications, Inc.*                                                       2,811,666
100,640  Comcast Corp. (Class A)*                                                                  2,372,085
124,500  Disney (Walt) Co. (The)                                                                   2,030,595
127,500  Viacom, Inc. (Class B)*                                                                   5,196,900

Medical 15.51%                                                                                    71,677,141
 64,500  Abbott Laboratories                                                                       2,580,000
134,300  Amgen, Inc.*                                                                              6,492,062
 40,000  Anthem, Inc.*                                                                             2,516,000
 40,000  Boston Scientific Corp.*                                                                  1,700,800
 57,800  Community Health Systems, Inc.*                                                           1,190,102
108,200  DaVita, Inc.*                                                                             2,669,294
 40,900  Forest Laboratories, Inc.*                                                                4,017,198
100,000  HCA, Inc.                                                                                 4,150,000
166,800  Johnson & Johnson                                                                         8,958,828
 46,200  Medtronic, Inc.                                                                           2,106,720
 70,800  Merck & Co., Inc.                                                                         4,007,988
436,900  Pfizer, Inc.                                                                             13,356,033
194,900  Pharmacia Corp.                                                                           8,146,820
 46,300  St. Jude Medical, Inc. *                                                                  1,839,036
 25,000  Wellpoint Health Networks, Inc.*                                                          1,779,000
164,900  Wyeth                                                                                     6,167,260

Metal 0.12%                                                                                          562,666
 24,700  Alcoa, Inc.                                                                                 562,666

Mortgage Banking 1.96%                                                                             9,043,635
 99,000  Fannie Mae                                                                                6,368,670
 45,300  Freddie Mac                                                                               2,674,965

Office 0.28%                                                                                       1,288,788
 21,100  Avery Dennison Corp.                                                                      1,288,788

Oil & Gas 8.34%                                                                                   38,543,072
 21,800  Apache Corp.                                                                              1,242,382
 47,700  Baker Hughes, Inc.                                                                        1,535,463
100,000  BP Plc (ADR) (United Kingdom)                                                             4,065,000
 80,000  ChevronTexaco Corp.                                                                       5,318,400
 40,000  ConocoPhillips                                                                            1,935,600
 38,100  Devon Energy Corp.                                                                        1,748,790
 50,000  ENSCO International, Inc.                                                                 1,472,500
411,600  Exxon Mobil Corp.                                                                        14,381,304
 96,700  Halliburton Co.                                                                           1,809,257
 70,000  Royal Dutch Petroleum Co. (ADR) (Netherlands)                                             3,081,400
 46,400  Schlumberger Ltd.                                                                         1,952,976

Paper & Paper Products 0.57%                                                                       2,622,750
 75,000  International Paper Co.                                                                   2,622,750

Retail 8.62%                                                                                      39,807,295
 20,100  AutoZone, Inc.*                                                                           1,420,065
138,400  Home Depot, Inc. (The)                                                                    3,316,064
 80,000  Kohl's Corp.*                                                                             4,476,000
170,100  Lowe's Cos., Inc.                                                                         6,378,750
130,200  Penney (J.C.) Co., Inc.                                                                   2,995,902
100,700  Staples, Inc.*                                                                            1,842,810
 61,600  Target Corp.                                                                              1,848,000
188,000  TJX Cos., Inc. (The)                                                                      3,669,760
274,400  Wal-Mart Stores, Inc.                                                                    13,859,944

Telecommunications 2.48%                                                                          11,454,886
 50,800  AT&T Corp.                                                                                1,326,388
120,400  BellSouth Corp.                                                                           3,114,748
181,000  Verizon Communications, Inc.                                                              7,013,750

Tobacco 1.17%                                                                                      5,390,490
133,000  Philip Morris Cos., Inc.                                                                  5,390,490

Transport 1.17%                                                                                    5,394,791
106,100  Norfolk Southern Corp.                                                                    2,120,939
 51,900  United Parcel Service, Inc. (Class B)                                                     3,273,852

                                                                   INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                     RATE   (000s OMITTED)           VALUE
SHORT-TERM INVESTMENTS 9.60%                                                                     $44,358,944
(Cost $44,358,944)

Joint Repurchase Agreement 0.95%
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. -- Dated
12-31-02, due 01-02-03 (Secured by
U.S. Treasury Bond 8.500% due 02-15-20,
U.S. Treasury Notes 4.625% due 02-28-03 and
5.375% due 06-30-03, U.S. Treasury Inflation
Indexed Notes, 3.500% due 01-15-11 and 3.000%
due 07-15-12)                                                        1.15%          $4,411         4,411,000

ISSUER, DESCRIPTION                                                                 SHARES             VALUE
Cash Equivalents 8.65%
AIM Cash Investment Trust**                                                     39,947,944        39,947,944

TOTAL INVESTMENTS 108.43%                                                                       $500,966,100

OTHER ASSETS AND LIABILITIES, NET (8.43%)                                                       ($38,927,669)

TOTAL NET ASSETS 100.00%                                                                        $462,038,431

 * Non-income producing security.

** Represents investment of security lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.




ASSETS AND
LIABILITIES

December 31, 2002

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $501,173,266)
  including $38,915,388 of securities loaned                     $500,966,100
Cash                                                                    1,234
Receivable for investments sold                                     1,750,291
Receivable for shares sold                                             59,662
Dividends and interest receivable                                     524,093
Other assets                                                           30,246

Total assets                                                      503,331,626

LIABILITIES
Payable for shares repurchased                                        456,728
Payable for securities on loan                                     39,947,944
Payable to affiliates                                                 724,736
Other payables and accrued expenses                                   163,787

Total liabilities                                                  41,293,195

NET ASSETS
Capital paid-in                                                   655,409,806
Accumulated net realized loss on investments                     (193,151,610)
Net unrealized depreciation of investments                           (207,166)
Accumulated net investment loss                                       (12,599)

Net assets                                                       $462,038,431

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($184,436,081 [DIV] 8,982,492 shares)                          $20.53
Class B ($252,737,292 [DIV] 12,831,933 shares)                         $19.70
Class C ($23,189,558 [DIV] 1,177,806 shares)                           $19.69
Class I ($1,675,500 [DIV] 81,213 shares)                               $20.63

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($20.53 [DIV] 95%)                                           $21.61
Class C ($19.69 [DIV] 99%)                                             $19.89

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the year ended
December 31, 2002

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $65,534)            $8,282,517
Interest (including securities lending income of $118,406)            225,437

Total investment income                                             8,507,954

EXPENSES
Investment management fee                                           4,250,905
Class A distribution and service fee                                  665,233
Class B distribution and service fee                                3,166,774
Class C distribution and service fee                                  273,828
Class A, B, and C transfer agent fee                                2,583,480
Class I transfer agent fee                                              4,051
Accounting and legal services fee                                     164,613
Custodian fee                                                         126,313
Printing                                                               71,084
Registration and filing fee                                            69,712
Trustees' fee                                                          38,444
Miscellaneous                                                          36,471
Legal fee                                                              11,355
Auditing fee                                                           11,300
Interest expense                                                       10,052

Total expenses                                                     11,483,615

Net investment loss                                                (2,975,661)

REALIZED AND UNREALIZED LOSS

Net realized loss on investments                                  (51,455,501)
Change in net unrealized appreciation (depreciation) of
  investments                                                    (100,194,528)

Net realized and unrealized loss                                 (151,650,029)

Decrease in net assets from operations                          ($154,625,690)

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions, if
any, paid to
shareholders and
any increase or
decrease in
money share-
holders invested
in the Fund.
                                                          YEAR          YEAR
                                                         ENDED         ENDED
                                                      12-31-01      12-31-02
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                                ($4,104,456)  ($2,975,661)
Net realized loss                                  (95,427,871)  (51,455,501)
Change in net unrealized
  appreciation (depreciation)                        3,840,862  (100,194,528)

Decrease in net assets
  resulting from operations                        (95,691,465)  (154,625,690)

Distributions to shareholders
From net realized gain
Class A                                               (116,099)           --
Class B                                               (177,732)           --
Class C                                                (14,036)           --
                                                      (307,867)           --

From fund share transactions                      (144,863,026)  (46,100,774)

NET ASSETS
Beginning of period                                903,627,253   662,764,895

End of period 1                                   $662,764,895  $462,038,431

1 Includes accumulated net investment loss of $8,757 and $12,599, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                          12-31-98    12-31-99    12-31-00    12-31-01    12-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $23.93      $30.14      $33.21      $29.87      $26.61
Net investment income (loss) 1                            0.05       (0.02)      (0.06)      (0.03)      (0.02)
Net realized and unrealized
  gain (loss) on investments                              6.81        3.72       (2.49)      (3.22)      (6.06)
Total from investment operations                          6.86        3.70       (2.55)      (3.25)      (6.08)
Less distributions
From net realized gain                                   (0.65)      (0.63)      (0.42)      (0.01)         --
In excess of net realized gain                              --          --       (0.37)         --          --
                                                         (0.65)      (0.63)      (0.79)      (0.01)         --
Net asset value,
  end of period                                         $30.14      $33.21      $29.87      $26.61      $20.53
Total return 2 (%)                                       28.84       12.37       (7.75)     (10.87)     (22.85)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $201        $394        $373        $255        $184
Ratio of expenses to average
  net assets (%)                                          1.39        1.37        1.41        1.47        1.60
Ratio of net investment income (loss)
  to average net assets (%)                               0.17       (0.06)      (0.19)      (0.12)      (0.10)
Portfolio turnover (%)                                      50          98          82          76          64 3

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          12-31-98    12-31-99    12-31-00    12-31-01    12-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $23.80      $29.75      $32.54      $29.06      $25.71
Net investment loss 1                                    (0.14)      (0.24)      (0.27)      (0.22)      (0.18)
Net realized and unrealized
  gain (loss) on investments                              6.74        3.66       (2.42)      (3.12)      (5.83)
Total from investment operations                          6.60        3.42       (2.69)      (3.34)      (6.01)
Less distributions
From net realized gain                                   (0.65)      (0.63)      (0.42)      (0.01)         --
In excess of net realized gain                              --          --       (0.37)         --          --
                                                         (0.65)      (0.63)      (0.79)      (0.01)         --
Net asset value,
  end of period                                         $29.75      $32.54      $29.06      $25.71      $19.70
Total return 2 (%)                                       27.90       11.59       (8.35)     (11.49)     (23.38)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                           $347        $664        $499        $377        $253
Ratio of expenses to average
  net assets (%)                                          2.09        2.07        2.07        2.17        2.30
Ratio of net investment loss
  to average net assets (%)                              (0.53)      (0.77)      (0.86)      (0.82)      (0.80)
Portfolio turnover (%)                                      50          98          82          76          64 3

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          12-31-98 4  12-31-99    12-31-00    12-31-01    12-31-02
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $27.81      $29.75      $32.54      $29.05      $25.70
Net investment loss 1                                    (0.09)      (0.25)      (0.28)      (0.22)      (0.18)
Net realized and unrealized gain
  (loss) on investments                                   2.68        3.67       (2.42)      (3.12)      (5.83)
Total from investment operations                          2.59        3.42       (2.70)      (3.34)      (6.01)
Less distributions
From net realized gain                                   (0.65)      (0.63)      (0.42)      (0.01)         --
In excess of net realized gain                              --          --       (0.37)         --          --
                                                         (0.65)      (0.63)      (0.79)      (0.01)         --
Net asset value, end of period                          $29.75      $32.54      $29.05      $25.70      $19.69
Total return 2 (%)                                        9.46 5     11.59       (8.38)     (11.49)     (23.39)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $7         $30         $32         $30         $23
Ratio of expenses to average
  net assets (%)                                          2.12 6      2.08        2.11        2.17        2.30
Ratio of net investment loss to
  average net assets (%)                                 (0.53) 6    (0.80)      (0.89)      (0.82)      (0.80)
Portfolio turnover (%)                                      50          98          82          76          64 3

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                          12-31-02 4
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $26.15
Net investment income 1                                   0.06
Net realized and unrealized
  loss on investments                                    (5.58)
Total from investment operations                         (5.52)
Net asset value, end of period                          $20.63
Total return 2 (%)                                      (21.11) 5

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $2
Ratio of expenses to average
  net assets (%)                                          1.26 6
Ratio of net investment income to
  average net assets (%)                                  0.33 6
Portfolio turnover (%)                                      64 3

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Excludes merger activity.

4 Class C and Class I shares began operations on 5-1-98 and 3-1-02, respectively.

5 Not annualized.

6 Annualized.

See notes to
financial statements.




NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock Core Equity Fund (the "Fund") is a diversified series of John Hancock Capital Series, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek above-average total return, consisting of capital appreciation plus current income.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distri bution and service fees, if any, and transfer agent fees are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings of up to $475 million, collectively. Interest is charged to each fund, based on its bor rowing. In addition, a com mitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended December 31, 2002.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On December 31, 2002, the Fund loaned securities having a market value of $38,915,388 collateralized by cash in the amount of $39,947,944. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distrib uted to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $179,595,903 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The carryforward expires as follows: December 31, 2007 - $86,884, December 31, 2008 - $26,140,645, December 31, 2009 - $103,241,962 and
December 31, 2010 - $50,126,412. Net capital losses of $12,138,873 that are attributable to security transactions incurred after October 31, 2002, are treated as arising on January 1, 2003, the first day of the Fund's next taxable year. Availability of a certain amount of these loss carryforwards which were acquired on June 7, 2002 in a merger with John Hancock Core Growth Fund and John Hancock Core Value Fund, may be limited in a given year.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of December 31, 2002, there were no distributable earnings on a tax basis. Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $750,000,000 of the Fund's average daily net asset value, and (b) 0.70% of the Fund's average daily net asset value in excess of $750,000,000. The Adviser has a subadvisory agreement with Independence Investment LLC, a wholly owned indirect subsidiary of John Hancock Life Insurance Company ("JHLICo"). JHLICo is the Adviser's indirect parent. The Fund is not responsible for payment of the subadvisory fees.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the year ended December 31, 2002, JH Funds received net up-front sales charges of $367,127 with regard to sales of Class A shares. Of this amount, $42,541 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $230,491 was paid as sales commissions to unrelated broker-dealers and $94,095 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. JHLICo is the indirect sole shareholder of Signator Investors. During the year ended December 31, 2002, JH Funds received net up-front sales charges of $37,316 with regard to sales of Class C shares. Of this amount, $34,642 was paid as sales commissions to unrelated broker-dealers and $2,674 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended December 31, 2002, CDSCs received by JH Funds amounted to $934,501 for Class B shares and $6,589 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, B and C shares, the Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value attributable to Class I shares, plus certain out-of-pocket expenses. Effective January 1, 2003, the Fund will pay a monthly transfer agent fee on Class A, B and C shares at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. (The Class I transfer agent fee therefore will not be changing.)

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The com pensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Com pen sation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested, and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                  YEAR ENDED 12-31-01            YEAR ENDED 12-31-02
                               SHARES          AMOUNT        SHARES           AMOUNT
CLASS A SHARES
Sold                        3,184,828     $89,249,931     1,859,547      $43,895,329
Distributions reinvested        3,567         102,700            --              --
Issued in reorganization           --              --     1,241,263      30,389,969
Repurchased                (6,083,979)   (170,783,705)   (3,708,274)    (85,692,371)
Net decrease               (2,895,584)   ($81,431,074)     (607,464)   ($11,407,073)

CLASS B SHARES
Sold                        1,932,483     $51,837,146     1,852,055     $42,584,929
Distributions reinvested        5,758         146,614            --              --
Issued in reorganization           --              --     1,479,761      34,894,693
Repurchased                (4,439,490)   (117,896,331)   (5,166,727)   (114,442,495)
Net decrease               (2,501,249)   ($65,912,571)   (1,834,911)   ($36,962,873)

CLASS C SHARES
Sold                          435,126     $11,609,714       225,119      $5,172,656
Distributions reinvested          441          11,242            --              --
Issued in reorganization           --              --       195,783       4,614,904
Repurchased                  (341,238)     (9,140,337)     (429,152)     (9,505,901)
Net increase (decrease)        94,329      $2,480,619        (8,250)       $281,659

CLASS I SHARES 1
Sold                               --              --        93,307      $1,364,538
Issued in reorganization           --              --        80,665       1,979,100
Repurchased                        --              --       (92,759)     (1,356,125)
Net increase                       --              --        81,213      $1,987,513

NET DECREASE               (5,302,504)  ($144,863,026)   (2,369,412)   ($46,100,774)

1 Class I shares began operations on 3-1-02.



NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the year ended December 31, 2002, aggregated $361,626,840 and $485,512,593, respectively.

The cost of investments owned on December 31, 2002, including short-term investments, for federal income tax purposes was $502,590,100. Gross unrealized appreciation and depreciation of investments aggregated $42,273,812 and $43,897,812, respectively, resulting in net unrealized depreciation of $1,624,000. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Reclassification of accounts

During the year ended December 31, 2002, the Fund reclassified amounts to reflect an increase in accumulated net realized loss on investments of $32,390,573, a decrease in accumulated net investment loss of $2,971,819 and an increase in capital paid-in of $29,418,754. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2002. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the net operating loss in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America. The calculation of net investment income (loss) per share in the financial highlights excludes these adjustments.

NOTE F
Reorganization

On May 29, 2002, the shareholders of the John Hancock Core Growth Fund ("Core Growth Fund") and John Hancock Core Value Fund ("Core Value Fund") (collectively, the "Acquired Funds") approved an Agreement and Plan of Reorganization, which provided for the transfer of substantially all of the assets and liabilities of Acquired Funds in exchange solely for Class A, Class B, Class C and Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 1,241,263 Class A shares, 1,479,761 Class B shares, 195,783 Class C shares and 80,665 Class I shares of the Fund for the net assets of the Acquired Funds, which amounted to $30,389,969, $34,894,693, $4,614,904 and $1,979,100
for Class A, Class B, Class C and Class I shares, respectively, including $505,003 of unrealized appreciation, after the close of business on June 7, 2002.



AUDITORS'
REPORT

Report of
Pricewaterhouse-
Coopers LLP,
Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock Core Equity Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Core Equity Fund (a series of John Hancock Investment Trust) (the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2003



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund paid, if any, during its taxable year ended December 31, 2002.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 31, 2002, 0% of the dividends qualify for the corporate dividends-received deduction.

If the Fund had distributions, the Shareholders will be mailed a 2002 U.S. Treasury Department Form 1099-DIV in January 2003. This will reflect the total of all distributions that are taxable for calendar year 2002.



TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Dennis S. Aronowitz, Born: 1931                                                             1991                31
Professor of Law, Emeritus, Boston University School of Law
(as of 1996); Director, Brookline Bancorp.

Richard P. Chapman, Jr., Born: 1935                                                         1991                31
President and Chief Executive Officer, Brookline Bancorp. (lending)
(since 1972); Chairman and Director, Lumber Insurance Co. (insurance)
(until 2000); Chairman and Director, Northeast Retirement Services, Inc.
(retirement administration) (since 1998).

William J. Cosgrove, Born: 1933                                                             1991                31
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc.; Director, Hudson City Bancorp; Trustee, Scholarship Fund for
Inner City Children (since 1986).

Richard A. Farrell 2, Born: 1932                                                            1996                31
President, Farrell, Healer & Co., Inc. (venture capital management firm)
(since 1980) and General Partner of the Venture Capital Fund of NE
(since 1980); Trustee, Marblehead Savings Bank (since 1994); prior to
1980, headed the venture capital group at Bank of Boston Corporation.

William F. Glavin 2, Born: 1932                                                             1996                31
President Emeritus, Babson College (as of 1998); Vice Chairman, Xerox
Corporation (until 1989); Director, Reebok, Inc. (since 1994) and Inco Ltd.

Patti McGill Peterson, Born: 1943                                                           1996                39
Executive Director, Council for International Exchange of Scholars
(since 1998), Vice President, Institute of International Education
(since January 1998); Senior Fellow, Cornell Institute of Public Affairs,
Cornell University (until 1997); President Emerita of Wells College and
St. Lawrence University; Director, Niagara Mohawk Power Corporation
(electric utility).

John A. Moore 2, Born: 1939                                                                 1996                39
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Senior Scientist, Sciences
International (health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

John W. Pratt, Born: 1931                                                                   1996                31
Professor of Business Administration Emeritus, Harvard University
Graduate School of Business Administration (as of 1998).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2001                61
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC ("Subsidiaries, LLC"), Hancock
Natural Resource Group, Independence Investment LLC, Independence
Fixed Income LLC, John Hancock Advisers, LLC (the "Adviser") and
The Berkeley Financial Group, LLC ("The Berkeley Group"), John
Hancock Funds, LLC ("John Hancock Funds"), Massachusetts Business
Development Corporation; Director, John Hancock Insurance Agency, Inc.
("Insurance Agency, Inc.") (until 1999).

Maureen R. Ford, Born: 1955                                                                 2002                61
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director, President and Chief Executive Officer, John Hancock Funds;
Chairman, Director and Chief Executive Officer, Sovereign Asset
Management Corporation ("SAMCorp."); Director, Independence
Investment LLC, Subsidiaries, LLC, Independence Fixed Income LLC and
Signature Services; Senior Vice President, MassMutual Insurance Co.
(until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
William L. Braman, Born: 1953                                                                                   2000
Executive Vice President and Chief Investment Officer
Executive Vice President and Chief Investment Officer, the Adviser and each of the John
Hancock funds; Director, SAMCorp., Executive Vice President and Chief Investment
Officer, Baring Asset Management, London UK (until 2000).

Richard A. Brown, Born: 1949                                                                                    2000
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds, and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   1992
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     1991
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     1991
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.

The business address for all Trustees and Officers is 101 Huntington
Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.




OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Growth Trends Fund
                      Large Cap Equity Fund
                      Large Cap Growth Fund
                      Large Cap Spectrum Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund

-------------------------------------------------------
Sector                Biotechnology Fund
                      Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund

-------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Bond Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund

-------------------------------------------------------
International         International Fund
                      Pacific Basin Equities Fund

-------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund

-------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve



ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of receiving annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhancock.com/funds/edelivery



FOR YOUR
INFORMATION

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUBADVISER

Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110



HOW TO
CONTACT US

On the Internet                         www.jhfunds.com

By regular mail                         John Hancock Signature Services, Inc.
                                        1 John Hancock Way, Suite 1000
                                        Boston, MA 02217-1000

By express mail                         John Hancock Signature Services, Inc.
                                        Attn: Mutual Fund Image Operations
                                        529 Main Street
                                        Charlestown, MA 02129

Customer service representatives        1-800-225-5291

24-hour automated information           1-800-338-8080

TDD line                                1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com


Now available: electronic delivery
www.jhancock.com/funds/edelivery


This report is for the information of
the shareholders of the John Hancock
Core Equity Fund.

2500A  12/02
        2/03






John Hancock
U.S. Global
Leaders
Growth
Fund

ANNUAL
REPORT

12.31.02

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 10

Trustees & officers
page 25

For your information
page 29


Dear Fellow Shareholders,

Investors were probably never happier to close out a year than they were in 2002, since it was the third consecutive year that the stock market declined -- something that hadn't occurred in 60 years. Driving the fall were fears of war, a weak economy, disappointing profits, rising oil prices and a string of corporate scandals. All market sectors and investment styles suffered. As a result, the broad Standard & Poor's 500 Index fell by 22.09% for the year, while the Dow Jones Industrial Average lost 15.04% and the technology laden Nasdaq Composite Index lost 31.53%.

Despite a fourth-quarter rally, only 3.8% of U.S. stock mutual funds made money last year, and the average U.S. stock fund lost 22.42%, according to Lipper, Inc. Bond funds provided the only bright spot, producing mostly positive results, with the average long-term bond fund rising 7.9%. It was the third year in which bonds outperformed stocks and gained ground, confirming yet again the importance of having a portfolio well-diversified among stocks, bonds and cash.

In fact, the disparity between stock and bond results over the last three years means that many investors' portfolios may have shifted substantially in their mix between stocks and bonds. We recommend working with your investment professional to rebalance your assets according to your long-term goals.

After three down years, no one can predict when the bear market cycle will turn. Currently, uncertainties abound, as the good news seen in signs of improving economic and corporate data, and efforts by Washington to stimulate the economy, are offset by the possibility of war and other geopolitical risks.

While all these factors are beyond our control, investors can take charge of how they maneuver through the inevitable bull and bear market cycles. We've said it before, but it bears repeating: the key is to keep a long-term perspective and work with your investment professional to develop and maintain a properly diversified portfolio. We believe this offers the best protection in the tough times and the best means to reach your long-term goals.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth
of capital by
investing primarily
in the stocks of
what the man-
agers consider
"U.S. Global
Leaders."

Over the last twelve months

* Stocks declined for the third straight year, weighed down by a weak economy, fraudulent corporate behavior and geopolitical unrest.

* The Fund also lost ground but outperformed the average large-cap growth fund by a wide margin.

* Consumer-products stocks boosted Fund performance, while retailers lagged.

[Bar chart with heading "John Hancock U.S. Global Leaders Growth Fund." Under the heading is a note that reads "Fund performance for the 12 months ended December 31, 2002." The chart is scaled in increments of 5% with -20% at the bottom and 0% at the top. The first bar represents the -14.51% total return for Class A. The second bar represents the -16.82%* total return for Class B. The third bar represents the -16.82%* total return for Class C. The fourth bar represents the -16.31%* total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. *From inception May 20, 2002 through December 31, 2002."]

Top 10 holdings

 6.9%   Pfizer
 6.3%   American International Group
 5.6%   Home Depot
 5.4%   Staples
 5.4%   Johnson & Johnson
 4.8%   Merck
 4.8%   Wal-Mart Stores
 4.4%   Gillette
 4.4%   Colgate-Palmolive
 4.4%   Procter & Gamble

As a percentage of net assets on December 31, 2002.





MANAGERS'
REPORT

BY GEORGE M. YEAGER AND GEORGE P. FRAISE, PORTFOLIO MANAGERS

John Hancock
U.S. Global Leaders Growth Fund

Recently, the Fund's fiscal year-end changed from June 30 to December
31. What follows is a discussion covering the 12 months ended December
31, 2002.

The year 2002 marked the third consecutive year of negative returns for the U.S. stock market, a losing streak not seen since the 1930s. Several factors combined to drag stocks lower in 2002. An expected economic recovery failed to materialize, crimping corporate profits. A flood of bankruptcies, accounting shenanigans and other fraudulent business practices came to light, denting investor confidence in corporate America. Geopolitical tensions, particularly the threat of war between the U.S. and Iraq, also put downward pressure on stocks. Despite a late rebound, the major stock indexes posted double-digit losses for the year, with many declining by more than 20%.

"The year 2002 marked the
 third consecutive year of
 negative returns for the
 U.S. stock market..."

As we have repeatedly pointed out in the past, the market has a topsy-turvy valuation structure. Instead of rewarding stocks that can sustain superior growth with a higher price-earnings (P/E) multiple, investors have given top-tier P/E multiples to companies with high business risk and no track record of sustainable earnings growth. This trend was exaggerated by the market's late-year rally, which -- according to market research firm Birinyi Associates -- was led by "companies with the weakest earnings for next year, those whose return on equity is the lowest, and those that look the most expensive when their stock prices are compared with earnings."

FUND PERFORMANCE

For the 12 months ended December 31, 2002, the John Hancock U.S. Global Leaders Growth Fund's Class A shares posted a total return of -14.51% at net asset value, well ahead of the -28.63% return of the average large-cap growth fund, according to Lipper, Inc.1 Class B, Class C and Class I shares, which were launched on May 20, 2002, returned -16.82%, -16.82% and -16.31%, respectively, at net asset value from inception through December 31, 2002. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

[Photos of George Yeager and George Fraise flush right next to first paragraph.]

The Fund's outperformance reflects our emphasis on companies that dominate their respective industries and generate recurring revenues from goods or services that customers buy repeatedly. These stocks tend to hold up well in a weak economic environment, when their healthy earnings growth rates stand out.

CONSUMER STOCKS LEAD THE WAY

The best performers in the portfolio were consumer-products companies, which benefited from the resiliency of consumer spending. Examples include diversified personal-products companies like Gillette, Johnson & Johnson and Colgate Palmolive; soft-drink purveyor Coca-Cola;
chewing-gum maker Wrigley; and coffee retailer Starbucks.

"The best performers in the
 portfolio were consumer-
 products companies..."

However, the top-performing stock in the portfolio was a company that serves more businesses than individual consumers -- United Parcel
Service, a leading global shipping company. UPS benefited from increased market share in air shipping, as well as growing investor demand thanks to its inclusion in the S&P 500 Index.

RETAILERS DISAPPOINT

Not all consumer-oriented stocks performed well. The two biggest disappointments in the portfolio were retailers Home Depot and McDonald's. Home Depot was the worst performer, losing more than half of its value in 2002. Disappointing same-store sales and the threat of losing market share to Lowe's, its closest rival in the home improvement business, caused the stock's sharp decline. Nonetheless, the company grew its earnings by 20% during the year, and it trades at a relatively low P/E ratio, especially compared to Lowe's. We continue to own the stock.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Medical 21%, the second is Retail 19%, the third Cosmetics & personal care 9%, the fourth Finance 9% and the fifth Retail restaurants 7%.]

McDonald's performed poorly after a series of profit warnings and the resignation of its CEO. The fast-food chain was slow to address the need for greater menu variety (including healthier food options), faster service and cleaner restaurants. However, the company retains its formidable pricing flexibility, which we think will help it maintain, and possibly increase, its dominant market share. The stock remains in the portfolio, though we underweight it; we will closely monitor new management's efforts to rebuild the company's earnings growth.

[Pie chart at middle of page with heading "Portfolio diversification As a percentage of net assets on 12-31-02." The chart is divided into two sections (from top to left): Common stocks 98% and Short-term investments & other 2%.]

NEW PORTFOLIO ADDITIONS

Our basic strategy is to buy great businesses and then exercise patience, so we typically make very few changes to the portfolio's holdings. In 2002, we added two stocks to the portfolio, both of which we have owned in the past.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Starbucks followed by an up arrow with the phrase "Aggressive international expansion underway." The second listing is Merck followed by an up arrow with the phrase "Double-digit earnings growth expected in 2003." The third listing is State Street Corp. followed by a down arrow with the phrase "Hurt by market volatility and failing interest rates."]

Procter & Gamble was added to the portfolio in September. P&G was a portfolio holding in the 1990s, but we sold the stock in mid-1999 because of sub-par growth and a lack of confidence in management. The company struggled in 2000 and replaced its CEO. The new chief executive has made strong acquisitions, reinvigorated the core brands and put the company back on an accelerated earnings path.

"We expect the stock market
 to catch up with the economy
 as 2003 progresses."

At the end of the year, we established a small position in Dell Computer. Dell dominates the personal computer market, setting the standard for bypassing traditional distribution channels and selling computers directly to customers. The company has broadened the scope of its unique business model, adding servers, storage systems and printers to its product line. Dell has the lowest cost structure in the industry and enjoys greater pricing flexibility than its competitors. We believe this well-managed, financially strong company has excellent growth prospects.

OUTLOOK

A stock market recovery often precedes an economic recovery, but stocks appear to be lagging as we enter 2003. With business activity already showing signs of improvement, the economy should pick up steam in the coming year, especially if Congress enacts an economic stimulus package. We expect the stock market to catch up with the economy as 2003 progresses.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT
PERFORMANCE

For the period ended
December 31, 2002

The index used for com-
parison is the Standard
& Poor's 500 Index, an
unmanaged index that
includes 500 widely
traded common stocks.

It is not possible to
invest in an index.

                              Class A 1    Class B      Class C      Class I 2      Index
Inception date                9-29-95      5-20-02      5-20-02      5-20-02           --

Average annual returns with maximum sales charge (POP)
12 months                      -18.79%          --           --           --       -22.09%
Five years                       2.33%          --           --           --        -0.58%
Since inception                 10.55%      -20.97% 3    -18.47% 3    -16.31% 3        --

Cumulative total returns with maximum sales charge (POP)
6 months 4                     -14.71%      -15.05%      -12.35%      -10.15%      -10.30%
12 months                      -18.79%          --           --           --       -22.09%
Five years                      12.23%          --           --           --        -2.87%
Since inception                107.08%      -20.97%      -18.47%      -16.31%          --

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

1 Effective May 17, 2002, shareholders of the former U.S. Global Leaders
  Growth Fund became owners of that number of full and fractional shares of Class A shares of the John Hancock U.S. Global Leaders Growth Fund. Additionally, the accounting and performance history of the former U.S. Global Leaders Growth Fund was redesignated as that of Class A of John Hancock U.S. Global Leaders Growth Fund.

2 For certain types of investors as described in the Fund's prospectus for Class I shares.

3 Not annualized.

4 Effective August 24, 2002, the Fund's fiscal period-end changed from
  June 30 to December 31.





GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Standard & Poor's 500 Index.

Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock U.S. Global Leaders Growth Fund, before sales charge, and is equal to $21,805 as of December 31, 2002. The second line represents the value of the same hypothetical investment made in the John Hancock U.S. Global Leaders Growth Fund, after sales charge, and is equal to $20,708 as of December 31, 2002. The third line represents the Index and is equal to $16,883 as of December 31, 2002.

                                    Class B 1    Class C 1    Class I 2
Period beginning                    5-20-02      5-20-02      5-20-02
Without sales charge                 $8,318       $8,318       $8,369
With maximum sales charge            $7,903       $8,153           --
Index                                $8,332       $8,332       $8,332

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of December 31, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund's prospectus for Class I shares.


FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
December 31, 2002

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES     ISSUER                                                                                               VALUE
COMMON STOCKS 97.72%                                                                                     $357,280,716
(Cost $358,749,010)

Beverages 4.34%                                                                                           $15,884,750
  362,500  Coca-Cola Co. (The)                                                                             15,884,750

Business Services 3.94%                                                                                    14,420,450
  367,400  Automatic Data Processing, Inc.                                                                 14,420,450

Computers 2.93%                                                                                            10,696,000
  400,000  Dell Computer Corp.*                                                                            10,696,000

Cosmetics & Personal Care 8.85%                                                                            32,364,851
  308,200  Colgate-Palmolive Co.                                                                           16,158,926
  533,792  Gillette Co. (The)                                                                              16,205,925

Finance 8.66%                                                                                              31,662,596
  347,600  Marsh & McLennan Cos., Inc.                                                                     16,062,596
  400,000  State Street Corp.                                                                              15,600,000

Food 3.98%                                                                                                 14,565,152
  265,400  Wrigley (Wm.) Jr. Co.                                                                           14,565,152

Insurance 6.29%                                                                                            22,990,284
  397,412  American International Group, Inc.                                                              22,990,284

Leisure 2.45%                                                                                               8,940,640
  272,000  Marriott International, Inc. (Class A)                                                           8,940,640

Medical 21.40%                                                                                             78,246,426
  395,900  Abbott Laboratories                                                                             15,836,000
  366,400  Johnson & Johnson                                                                               19,679,344
  309,000  Merck & Co., Inc.                                                                               17,492,490
  825,600  Pfizer, Inc.                                                                                    25,238,592

Retail 19.24%                                                                                              70,338,889
  854,400  Home Depot, Inc. (The)                                                                          20,471,424
1,082,725  Staples, Inc.*                                                                                  19,813,867
  525,570  Tiffany & Co.                                                                                   12,566,379
  346,213  Wal-Mart Stores, Inc.                                                                           17,487,219

Retail Restaurants 6.90%                                                                                   25,230,706
  581,100  McDonald's Corp.                                                                                 9,344,088
  779,520  Starbucks Corp.*                                                                                15,886,618

Soap & Cleaning Preparations 4.40%                                                                         16,087,968
  187,200  Procter & Gamble Co. (The)                                                                      16,087,968

Transport 4.34%                                                                                            15,852,004
  251,300  United Parcel Service, Inc. (Class B)                                                           15,852,004

                                                                             INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE   (000s OMITTED)          VALUE
SHORT-TERM INVESTMENTS 13.42%                                                                             $49,070,417
(Cost $49,070,417)

Joint Repurchase Agreement 3.48%
Investment in a joint repurchase agreement transaction with
UBS Warburg, Inc. -- Dated 12-31-02, due 01-02-03
(Secured by U.S. Treasury Bond 8.500% due 02-15-20,
U.S. Treasury Notes 4.625% due 02-28-02 and 5.375%
due 06-30-03, U.S. Treasury Inflation Indexed Notes
3.500% due 01-15-11 and 3.000% due 07-15-12)                                    1.15%         $12,720      12,720,000

                                                                                               SHARES
Cash Equivalents 9.94%
AIM Cash Investment Trust**                                                                36,350,417      36,350,417

TOTAL INVESTMENTS 111.14%                                                                                $406,351,133

OTHER ASSETS AND LIABILITIES, NET (11.14%)                                                               ($40,718,544)

TOTAL NET ASSETS 100%                                                                                    $365,632,589

 *Non-income producing security.

**Represents investment of security lending collateral.

  The percentage shown for each investment category is the total of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.




ASSETS AND
LIABILITIES

December 31, 2002

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.


ASSETS
Investments at value (cost $407,819,427,
  including $35,572,848 of securities loaned)                    $406,351,133
Cash                                                                      481
Receivable for investments sold                                     1,745,458
Receivable for shares sold                                          2,460,715
Dividends and interest receivable                                     295,312
Other assets                                                              152

Total assets                                                      410,853,251

LIABILITIES
Payable for investments purchased                                   8,183,910
Payable for shares repurchased                                        333,668
Payable for securities on loan                                     36,350,417
Payable to affiliates                                                 301,937
Other payables and accrued expenses                                    50,730

Total liabilities                                                  45,220,662

NET ASSETS
Capital paid-in                                                   375,829,744
Accumulated net realized loss on investments                       (8,728,861)
Net unrealized depreciation of investments                         (1,468,294)

Net assets                                                       $365,632,589

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($237,224,512 [DIV] 11,000,103 shares)                         $21.57
Class B ($73,141,169 [DIV] 3,407,279 shares)                           $21.47
Class C ($49,028,141 [DIV] 2,284,086 shares)                           $21.47
Class I ($6,238,767 [DIV] 288,864 shares)                              $21.60

MAXIMUM OFFERING PRICE PER SHARE:
Class A 1 ($21.57 [DIV] 95%)                                           $22.71
Class C ($21.47 [DIV] 99%)                                             $21.69

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

For the period ended
December 31, 2002

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.
                                                          YEAR        PERIOD
                                                         ENDED         ENDED
                                                       6-30-02      12-31-02 1

INVESTMENT INCOME
Dividends                                             $899,482    $1,595,776
Interest (including security lending income
  of none and $16,779, respectively)                    71,905       124,171

Total investment income                                971,387     1,719,947

EXPENSES
Investment management fee                              933,222       964,237
Class A distribution and service fee                    40,095       233,804
Class B distribution and service fee                     6,572       200,557
Class C distribution and service fee                     2,995       121,285
Class A, Class B and Class C
  transfer agent fee                                    66,386       197,592
Class I Transfer agent fee                                 295         7,204
Administration expense                                 134,845            --
Custodian fee                                           60,426        20,041
Registration and filing fee                             36,960       167,951
Printing                                                25,082        10,658
Auditing fee                                            21,023        22,000
Trustees' fee                                           16,288         2,683
Miscellaneous                                            8,055         8,003
Accounting and legal services fee                        3,723        26,999
Legal fee                                                2,665         1,926

Total expenses                                       1,358,632     1,984,940
Less expense reductions                                (32,515)     (118,840)

Net expenses                                         1,326,117     1,866,100

Net investment loss                                   (354,730)     (146,153)

REALIZED AND UNREALIZED LOSS

Net realized loss on investments                      (651,190)   (1,308,350)
Change in net unrealized appreciation
  (depreciation) of investments                     (6,483,827)  (23,100,968)

Net realized and unrealized loss                    (7,135,017)  (24,409,318)

Decrease in net assets from operations             ($7,489,747) ($24,555,471)


1 Effective August 24, 2002, the fiscal period-end changed from June 30 to December 31.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions
paid to share
holders, if any,
and any increase
or decrease in
money share
holders invested
in the Fund.
                                            YEAR          YEAR        PERIOD
                                           ENDED         ENDED         ENDED
                                         6-30-01       6-30-02      12-31-02 1

INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment loss                    ($456,664)    ($354,730)    ($146,153)

Net realized loss                     (1,552,209)     (651,190)   (1,308,350)
Net unrealized appreciation
  reclassified on investment
  redeemed-in-kind                        39,696            --            --
Change in net unrealized
  appreciation
  (depreciation)                      (2,735,150)   (6,483,827)  (23,100,968)

Decrease in net assets
  resulting from
  operations                          (4,704,327)   (7,489,747)  (24,555,471)
From Fund share
  transactions                        (1,044,554)   99,899,138   216,614,103

NET ASSETS
Beginning of period                   86,913,447    81,164,566   173,573,957

End of period                        $81,164,566  $173,573,957  $365,632,589

1 Effective August 24, 2002, the fiscal period-end changed from June 30 to December 31.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                           6-30-98     6-30-99     6-30-00     6-30-01     6-30-02 1  12-31-02 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $16.29      $22.35      $25.65      $26.37      $24.98      $24.03
Net investment income (loss) 3                           (0.07)      (0.13)      (0.07)      (0.14)      (0.09)       0.01
Net realized and unrealized
  gain (loss) on investments                              6.13        3.43        0.79       (1.25)      (0.86)      (2.47)
Total from investment
  operations                                              6.06        3.30        0.72       (1.39)      (0.95)      (2.46)
Net asset value,
  end of period                                         $22.35      $25.65      $26.37      $24.98      $24.03      $21.57
Total return 4 (%)                                       37.20 5     14.77        2.81       (5.27)      (3.80) 5   (10.24) 5,6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $89        $129         $87         $81        $150        $237
Ratio of expenses
  to average net assets (%)                               1.42        1.31        1.31        1.38        1.37        1.27 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             1.43          --          --          --        1.40        1.36 7
Ratio of net investment income (loss)
  to average net assets (%)                              (0.66)      (0.66)      (0.23)      (0.54)      (0.36)       0.07 7
Portfolio turnover (%)                                       4          14          25           3           3           1

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                           6-30-02 9  12-31-02 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $25.81      $24.01
Net investment loss 3                                    (0.02)      (0.07)
Net realized and unrealized
  loss on investments                                    (1.78)      (2.47)
Total from investment
  operations                                             (1.80)      (2.54)
Net asset value,
  end of period                                         $24.01      $21.47
Total return 4,5 (%)                                     (6.97) 6   (10.58) 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $12         $73
Ratio of expenses
  to average net assets (%)                               2.13 7      2.02 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             2.39 7      2.11 7
Ratio of net investment loss
  to average net assets (%)                              (0.93) 7    (0.67) 7
Portfolio turnover (%)                                       3           1

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                           6-30-02 9  12-31-02 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $25.81      $24.01
Net investment loss 3                                    (0.02)      (0.07)
Net realized and unrealized
  loss on investments                                    (1.78)      (2.47)
Total from investment
  operations                                             (1.80)      (2.54)
Net asset value,
  end of period                                         $24.01      $21.47
Total return 4,5 (%)                                     (6.97) 6   (10.58) 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $6         $49
Ratio of expenses
  to average net assets (%)                               2.12 7      2.02 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             2.38 7      2.11 7
Ratio of net investment loss
  to average net assets (%)                              (0.96) 7    (0.67) 7
Portfolio turnover (%)                                       3           1

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                           6-30-02 9  12-31-02 2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $25.81      $24.04
Net investment income 3                                   0.01        0.02
Net realized and unrealized
  loss on investments                                    (1.78)      (2.46)
Total from investment
  operations                                             (1.77)      (2.44)
Net asset value,
  end of period                                         $24.04      $21.60
Total return 4,5 (%)                                     (6.86) 6   (10.15) 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                             $5          $6
Ratio of expenses
  to average net assets (%)                               0.91 7      1.11 7
Ratio of adjusted expenses
  to average net assets 8 (%)                             1.17 7      1.20 7
Ratio of net investment income
  to average net assets (%)                               0.21 7      0.22 7
Portfolio turnover (%)                                       3           1

1 Effective May 17, 2002, shareholders of the former U.S. Global Leaders
  Growth Fund became owners of that number of full and fractional shares of Class A shares of the John Hancock U.S. Global Leaders Growth Fund.
  Additionally, the accounting and performance history of the former U.S.
  Global Leaders Growth Fund was redesignated as that of Class A of John
  Hancock U.S. Global Leaders Growth Fund.

2 Effective August 24, 2002, the fiscal period-end changed from June 30 to December 31.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown.

9 Class B, Class C and Class I shares began operations on 5-20-02.

See notes to
financial statements.




NOTES TO
STATEMENTS

NOTE A
Accounting policies

John Hancock U.S. Global Leaders Growth Fund (the "Fund") is a non-diversified series of John Hancock Capital Series, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan. The Fund is the accounting and performance successor to U.S. Global Leaders Growth Fund, a series of Profes sion ally Managed Portfolios, a Massachusetts business trust ("former U.S. Global Leaders Growth Fund"). On May 20, 2002, the Fund acquired substantially all the assets and assumed the liabilities of the former U.S. Global Leaders Growth Fund, pursuant to an agreement and plan of reorganization, in exchange for Class A shares of the Fund.

Effective August 24, 2002, the fiscal period-end changed from June 30 to December 31.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings of up to $475 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a com mitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended December 31, 2002.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On December 31, 2002, the Fund loaned securities having a market value of $35,572,848 collateralized by cash in the amount of $36,350,417. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $7,367,102 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: December 31, 2005 - $524,262, December 31, 2006 - $1,563,910, December 31, 2007 - $3,019,154, December 31, 2008
- $1,608,586 and December 31, 2009 - $651,190.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of December 31, 2002, there were no distributable earnings on a tax basis. Such distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 0.75% of the Fund's average daily net asset value. The Adviser has a subadvisory agreement with Yeager, Wood & Marshall, Inc. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund's expenses excluding the distribution and service fees and transfer agent fees to 0.86% of the Fund's average daily net assets, at least until May 17, 2004. Accordingly, the expense reduction for the Fund amounted to $118,840 for the period ended December 31, 2002. In addition, the Adviser has agreed to limit the Class A expenses to 1.37% of the Class A average net assets, at least until May 17, 2004. There were no Class A-specific expense reductions during the year ended December 31, 2002. The Adviser reserves the right to lift these limitations in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A and Class C shares are assessed up-front sales charges. During the period ended December 31, 2002, JH Funds received net up-front sales charges of $1,828,467 with regard to sales of Class A shares. Of this amount, $282,305 was retained and used for printing prospectuses, ad ver tising, sales literature and other purposes, $1,473,962 was paid as sales commissions to unrelated broker-dealers and $72,200 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insur ance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended December 31, 2002, JH Funds received net up-front sales charges of $445,345 with regard to sales of Class C shares. Of this amount, $443,925 was paid as sales commissions to unrelated broker-dealers and $1,420 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended December 31, 2002, CDSCs received by JH Funds amounted to $32,155 for Class B shares and $5,076 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, B and C shares, The Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value attributable to Class I shares, plus certain out-of-pocket expenses. The adviser has agreed to limit the transfer agent fee to 0.26% of average daily net assets attributable to Class A, Class B and Class C shares, at least until May 17, 2004. There were no transfer agent fee reductions during the period ended December 31, 2002. Effec tive January 1, 2003, the Fund will pay a monthly transfer agent fee on Class A, Class B and Class C shares at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. The Class I fee will not be changing.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of approximately 0.03% of the average net assets of the Fund.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock Funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensa tion Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                      YEAR ENDED 6-30-02        PERIOD ENDED 12-31-02 1
                    SHARES        AMOUNT       SHARES          AMOUNT
CLASS A SHARES
Sold             3,836,080   $96,765,773    6,251,336    $138,556,043
Repurchased       (838,126)  (21,263,282)  (1,498,175)    (32,737,959)
Net increase     2,997,954   $75,502,491    4,753,161    $105,818,084

CLASS B SHARES 2
Sold               515,517   $12,762,174    3,117,591     $68,866,199
Repurchased         (3,430)      (82,734)    (222,399)     (4,825,482)
Net increase       512,087   $12,679,440    2,895,192     $64,040,717

CLASS C SHARES 2
Sold               249,119    $6,148,614    2,127,930     $47,145,389
Repurchased         (1,814)      (43,714)     (91,149)     (1,980,789)
Net increase       247,305    $6,104,900    2,036,781     $45,164,600

CLASS I SHARES 2
Sold               217,447    $5,612,307       71,950      $1,602,282
Repurchased             --            --         (533)        (11,580)
Net increase       217,447    $5,612,307       71,417      $1,590,702

NET INCREASE     3,974,793   $99,899,138    9,756,551    $216,614,103

1 August 24, 2002, the fiscal period-end changed from June 30 to December 31.

2 Class B, Class C and Class I shares began operations on 5-20-02.


NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended December 31, 2002, aggregated $218,072,938 and $1,745,458, respectively.

The cost of investments owned on December 31, 2002, including short-term investments, for federal income tax purposes was $408,477,424. Gross unrealized appreciation and depreciation of investments aggregated none and $2,126,291, respectively, resulting in net unrealized depreciation of $2,126,291. The difference between book basis and tax basis net unrealized depreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Reclassification of accounts

During the period ended December 31, 2002, the Fund reclassified amounts to reflect a decrease in accumulated net investment loss of $146,153 and a decrease in capital paid-in of $146,153. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2002. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America. The calculation of net investment income (loss) per share in the financial highlights excludes these adjustments.

NOTE F
Acquisition

On May 20, 2002, the Fund acquired substantially all of the assets and liabilities of the former U.S. Global Leaders Growth Fund in exchange solely for Class A shares of the Fund. The acquisition was accounted for as a tax-free exchange of 4,905,742 Class A shares of the Fund for the net assets of the former U.S. Global Leaders Growth Fund, which amounted to $128,187,039, including $33,354,224 of unrealized appreciation, after the close of business on May 17, 2002. Accounting and performance history of the former U.S. Global Leaders Growth Fund was redesignated as that of Class A of John Hancock U.S. Global Leaders Growth Fund.

NOTE G
Change in independent auditor

Based on the recommen dation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Ernst & Young LLP as the Fund's independent auditor and voted to appoint PricewaterhouseCoopers for the fiscal year ended December 31, 2003. During the two most recent fiscal years, Ernst & Young LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Fund and Ernst & Young LLP on accounting principles, financial statements disclosure or audit scope, which if not resolved to the satisfaction of Ernst & Young LLP would have caused them to make reference to the disagreement in their report.


AUDITORS'
REPORT

Report of
Ernst & Young
LLP, Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock U.S. Global Leaders Growth Fund of
John Hancock Capital Series,

We have audited the accompanying statement of assets and liabilities of John Hancock U.S. Global Leaders Growth Fund (the "Fund"), one of the portfolios constituting John Hancock Capital Series, including the schedule of investments, as of December 31, 2002, and the related statements of operations, changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John Hancock U.S. Global Leaders Growth Fund, of John Hancock Capital Series, at December 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

                                                /S/ ERNST & YOUNG LLP
Boston, Massachusetts
February 7, 2003



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2002.

If the Fund paid dividends during the fiscal year end, shareholders will be mailed a 2002 U.S. Treasury Department Form 1099-DIV in January 2003. This will reflect the total of all distributions that are taxable for calendar year 2002.



TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES
                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Dennis S. Aronowitz, Born: 1931                                                             2002                31
Professor of Law, Emeritus, Boston University School of Law
(as of 1996); Director, Brookline Bancorp.

Richard P. Chapman, Jr., Born: 1935                                                         2002                31
President and Chief Executive Officer, Brookline Bancorp. (lending)
(since 1972); Chairman and Director, Lumber Insurance Co. (insurance)
(until 2000); Chairman and Director, Northeast Retirement Services, Inc.
(retirement administration) (since 1998).

William J. Cosgrove, Born: 1933                                                             2002                31
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc.; Director, Hudson City Bancorp; Trustee, Scholarship Fund for
Inner City Children (since 1986).

Richard A. Farrell 2, Born: 1932                                                            2002                31
President, Farrell, Healer & Co., Inc. (venture capital management firm)
(since 1980) and General Partner of the Venture Capital Fund of NE
(since 1980); Trustee, Marblehead Savings Bank (since 1994); prior to
1980, headed the venture capital group at Bank of Boston Corporation.

William F. Glavin 2, Born: 1932                                                             2002                31
President Emeritus, Babson College (as of 1998); Vice Chairman, Xerox
Corporation (until 1989); Director, Reebok, Inc. (since 1994) and Inco Ltd.

Patti McGill Peterson, Born: 1943                                                           2002                39
Executive Director, Council for International Exchange of Scholars
(since 1998), Vice President, Institute of International Education
(since January 1998); Senior Fellow, Cornell Institute of Public Affairs,
Cornell University (until 1997); President Emerita of Wells College and
St. Lawrence University; Director, Niagara Mohawk Power Corporation
(electric utility).

John A. Moore 2, Born: 1939                                                                 2002                39
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Senior Scientist, Sciences
International (health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

John W. Pratt, Born: 1931                                                                   2002                31
Professor of Business Administration Emeritus, Harvard University
Graduate School of Business Administration (as of 1998).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2002                61
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC ("Subsidiaries, LLC"), Hancock
Natural Resource Group, Independence Investment LLC, Independence
Fixed Income LLC, John Hancock Advisers, LLC (the "Adviser") and
The Berkeley Financial Group, LLC ("The Berkeley Group"), John
Hancock Funds, LLC ("John Hancock Funds"), Massachusetts Business
Development Corporation; Director, John Hancock Insurance Agency, Inc.
("Insurance Agency, Inc.") (until 1999).

Maureen R. Ford, Born: 1955                                                                 2002                61
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director, President and Chief Executive Officer, John Hancock Funds;
Chairman, Director and Chief Executive Officer, Sovereign Asset
Management Corporation ("SAMCorp."); Director, Independence
Investment LLC, Subsidiaries, LLC, Independence Fixed Income LLC and
Signature Services; Senior Vice President, MassMutual Insurance Co.
(until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
William L. Braman, Born: 1953                                                                                   2002
Executive Vice President and Chief Investment Officer
Executive Vice President and Chief Investment Officer, the Adviser and each of the John
Hancock funds; Director, SAMCorp., Executive Vice President and Chief Investment
Officer, Baring Asset Management, London UK (until 2000).

Richard A. Brown, Born: 1949                                                                                    2002
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds, and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   2002
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     2002
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     2002
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.

The business address for all Trustees and Officers is 101 Huntington
Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.




OUR FAMILY
OF FUNDS
---------------------------------------------------------
Equity                    Balanced Fund
                          Classic Value Fund
                          Core Equity Fund
                          Focused Equity Fund
                          Growth Trends Fund
                          Large Cap Equity Fund
                          Large Cap Growth Fund
                          Large Cap Spectrum Fund
                          Mid Cap Growth Fund
                          Multi Cap Growth Fund
                          Small Cap Equity Fund
                          Small Cap Growth Fund
                          Sovereign Investors Fund
                          U.S. Global Leaders Growth Fund
---------------------------------------------------------
Sector                    Biotechnology Fund
                          Financial Industries Fund
                          Health Sciences Fund
                          Real Estate Fund
                          Regional Bank Fund
                          Technology Fund
---------------------------------------------------------
Income                    Bond Fund
                          Government Income Fund
                          High Income Fund
                          High Yield Bond Fund
                          Investment Grade Bond Fund
                          Strategic Income Fund
---------------------------------------------------------
International             International Fund
                          Pacific Basin Equities Fund
---------------------------------------------------------
Tax-Free Income           California Tax-Free Income Fund
                          High Yield Municipal Bond Fund
                          Massachusetts Tax-Free Income Fund
                          New York Tax-Free Income Fund
                          Tax-Free Bond Fund
---------------------------------------------------------
Money Market              Money Market Fund
                          U.S. Government Cash Reserve



FOR YOUR
INFORMATION

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

SUBADVISER

Yeager, Wood & Marshall, Inc.
630 Fifth Avenue, Suite 2900
New York, New York 10111



HOW TO
CONTACT US

On the Internet                         www.jhfunds.com

By regular mail                         John Hancock Signature Services, Inc.
                                        1 John Hancock Way, Suite 1000
                                        Boston, MA 02217-1000

By express mail                         John Hancock Signature Services, Inc.
                                        Attn: Mutual Fund Image Operations
                                        529 Main Street
                                        Charlestown, MA 02129

Customer service representatives        1-800-225-5291

24-hour automated information           1-800-338-8080

TDD line                                1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
U.S. Global Leaders Growth Fund.

2600A  12/02
       2/03






John Hancock
Classic
Value Fund

ANNUAL
REPORT

12.31.02

Sign up for electronic delivery at
www.jhancock.com/funds/edelivery

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]



[A photo of Maureen R. Ford, Chairman and Chief Executive Officer, flush left next to first paragraph.]

WELCOME

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Fund's investments
page 8

Financial statements
page 11

Trustees & officers
page 26

For your information
page 29

Dear Fellow Shareholders,

Investors were probably never happier to close out a year than they were in 2002, since it was the third consecutive year that the stock market declined -- something that hadn't occurred in 60 years. Driving the fall were fears of war, a weak economy, disappointing profits, rising oil prices and a string of corporate scandals. All market sectors and investment styles suffered. As a result, the broad Standard & Poor's 500 Index fell by 22.09% for the year, while the Dow Jones Industrial Average lost 15.04% and the technology laden Nasdaq Composite Index lost 31.53%.

Despite a fourth-quarter rally, only 3.8% of U.S. stock mutual funds made money last year, and the average U.S. stock fund lost 22.42%, according to Lipper, Inc. Bond funds provided the only bright spot, producing mostly positive results, with the average long-term bond fund rising 7.9%. It was the third year in which bonds outperformed stocks and gained ground, confirming yet again the importance of having a portfolio well-diversified among stocks, bonds and cash.

In fact, the disparity between stock and bond results over the last three years means that many investors' portfolios may have shifted substantially in their mix between stocks and bonds. We recommend working with your investment professional to rebalance your assets according to your long-term goals.

After three down years, no one can predict when the bear market cycle will turn. Currently, uncertainties abound, as the good news seen in signs of improving economic and corporate data, and efforts by Washington to stimulate the economy, are offset by the possibility of war and other geopolitical risks.

While all these factors are beyond our control, investors can take charge of how they maneuver through the inevitable bull and bear market cycles. We've said it before, but it bears repeating: the key is to keep a long-term perspective and work with your investment professional to develop and maintain a properly diversified portfolio. We believe this offers the best protection in the tough times and the best means to reach your long-term goals.

Sincerely,

/S/ MAUREEN R. FORD

Maureen R. Ford,
Chairman and Chief Executive Officer



YOUR FUND
AT A GLANCE

The Fund seeks
long-term growth
of capital by
investing at least
80% of its net
assets in domestic
equity securities
that the subad-
viser believes are
currently under
valued relative to
the market, based
on estimated
future earnings
and cash flow.

Over the last twelve months

* Stocks fell for the third straight year as the economy weakened and investors lost confidence in corporate America.

* The Fund posted a modest decline but outperformed the broad market.

* The Fund benefited from the strong performance of its financial, consumer and technology holdings.

[Bar chart with heading "John Hancock Classic Value Fund." Under the heading is a note that reads "Fund performance for the 12 months ended December 31, 2002." The chart is scaled in increments of 2% with -8% at the bottom and 8% at the top. The first bar represents the -6.37% total return for Class A. The second bar represents the 6.66%* total return for Class B. The third bar represents the 6.66%* total return for Class
C. The fourth bar represents the 6.87%* total return for Class I. A note below the chart reads "Total returns for the Fund are at net asset value with all distributions reinvested. *From inception November 11, 2002 through December 31, 2002"]

Top 10 holdings

 4.3%   Computer Associates International, Inc.
 3.9%   Boeing Co. (The)
 3.5%   Citigroup, Inc.
 3.4%   Cooper Industries, Ltd. (Class A)
 3.3%   Johnson Controls, Inc.
 2.8%   Fannie Mae
 2.8%   BellSouth Corp.
 2.7%   Loew's Corp.
 2.7%   CIT Group, Inc.
 2.7%   Health Net, Inc.

As a percentage of net assets on December 31, 2002.



MANAGERS'
REPORT

BY RICHARD S. PZENA FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
Classic Value Fund

Effective November 8, 2002, Pzena Focused Value Fund merged into John Hancock Classic Value Fund. The Fund's fiscal year-end also changed to December 31. What follows is the managers' discussion covering the 12 months ended December 31, 2002.

For the first time in more than 60 years, U.S. stocks posted losses three years in a row. Sluggish economic conditions hindered a recovery in corporate earnings, while revelations of fraudulent accounting practices called into question the reliability of financial statements and the integrity of corporate executives. If that wasn't enough to deflate investor confidence, there were terrorist threats, tensions in the Middle East and a possible war between the U.S. and Iraq. When all was said and done, most of the major stock indexes were down 20%--30% for the year. The lone bright spot for value investors was that value stocks outperformed growth stocks for the third consecutive year.

FUND PERFORMANCE

For the 12 months ended December 31, 2002, the John Hancock Classic Value Fund's Class A shares posted a total return of -6.37% at net asset value, outperforming the -15.52% return of the Russell 1000 Value Index and the -22.09% return of the S&P 500 Index. For the eight months ended December 31, 2003, Class A shares returned -14.00% at net asset value. Class B, Class C and Class I shares, which were launched on November 11, 2002, returned 6.66%, 6.66% and 6.87%, respectively, at net asset value from inception through December 31, 2002.

"For the first time in
 more than 60 years, U.S
 stocks posted losses
 three years in a row."

FUND STRATEGY

Starting with a universe of the 500 largest U.S. stocks, we focus on the most undervalued segments. The companies we select from this universe must have four characteristics: (1) a low price relative to normal earnings; (2) current earnings that are below normal; (3) a credible plan to restore normal earnings; and (4) a solid, viable business with a sustainable competitive advantage.

[Photo Richard Pzena flush right next to first paragraph.]

FINANCIAL AND CONSUMER STOCKS SHINE

Financial services stocks make up the largest individual sector weighting in the portfolio, and we increased our concentration during the year. We established new positions in thrift Washington Mutual, property insurer Allstate, and CIT Group, a diversified finance company spun off by Tyco in July. Each of these stocks contributed positively to Fund performance.

The Fund's consumer stocks also performed well as retail spending continued to prop up the economy. Fund holdings such as clothing retailer Gap, home products conglomerate Fortune Brands, and food and beverage company Sara Lee were among the better performers. However, during the year we reduced what was already an underweight position in consumer stocks, in part by selling the three stocks mentioned above. Since the middle of 2001, we have been expecting consumer spending to weaken, so we have limited our exposure to consumer-oriented companies.

"The Fund's consumer
 stocks also
 performed well..."

BARGAINS AMONG THE TECH WRECKAGE

We are pleased to have made money in technology in a year where more than 90% of technology stocks declined. We attribute this to a disciplined approach that views a technology company with the same analytical prism as any investment -- understanding the long-term normal earnings power of the franchise and buying the stock only when the valuation is extreme.

[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Diversified operations 13%, the second is Insurance 12%, the third Computer/computer services 9%, the fourth Finance 8%, and the fifth Health care-services 7%.]

The Fund's top performer in 2002 was Solectron, a contract manufacturer of components for cellular phones and other electronic equipment. Plummeting demand for the company's products led to a significant decline in its share price. We purchased Solectron shares when they bottomed in early October, and we sold them after a strong run up.

The Fund's largest holding is Computer Associates, maker of systems management software. The stock was beaten down early in the year because of questionable accounting practices. However, while a number of companies have used "creative accounting" to conceal a lack of earnings, Computer Associates actually makes money. We think investors were blinded by the accounting issues -- which have been resolved -- and overlooked the company's steady cash flows and strong software franchise. We bought our initial shares in the first quarter, added more at mid-year, and were rewarded when the stock rebounded in the second half of the year.

SOME DISAPPOINTMENTS

In May, we added small positions in three other companies with questionable financial reports -- WorldCom, Dynegy and Tyco. We felt that each was attractive on a risk/reward basis, but kept the positions small because of high debt levels and uncertainty surrounding their financial statements. WorldCom and Dynegy proved to be unsuccessful investments, and we sold them, but Tyco gained more than 20% during the second half of the year.

The biggest negative contributor was Monsanto, an agricultural products company. Monsanto has two core products -- Roundup, the leading herbicide, and genetically modified seeds. The company is losing money because of high R&D expenses on the seeds and reduced sales of Roundup in Latin America. We expect Roundup sales to bounce back and the seed business to become profitable, ratcheting up the company's earnings. Even if the seed endeavor fails, the reduced R&D expenditures will have a significant positive effect on profits.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "RECENT PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Aetna followed by an up arrow with the phrase "Benefiting from strong pricing environment and cost rationalization." The second listing is Computer Associates followed by an up arrow with the phrase "Realizing consistent cash flow from its core franchise." The third listing is Boeing followed by a down arrow with the phrase "Falloff in air travel offset by increased defense spending."]

OUTLOOK

As 2003 begins, we are cautiously optimistic. The economic outlook appears to be improving but is still not great. Business spending is unsustainably low and should begin to revive, while consumer spending is unsustainably high and likely to falter. The main factor in favor of stocks is that they are more appealing than the alternatives, low-yielding bonds and cash.

"In our classic value
 universe, the quality of
 companies remains high..."

In our classic value universe, the quality of companies remains high, and absolute valuations are the most attractive we've seen since 1996. On a relative basis, valuations are fairly normal -- the outperformance of value shares over the past three years closed the huge valuation gap that developed between value and growth stocks in the late 1990s. But the sharp 2002 decline in the overall market has provided us with plenty of exceptional investment opportunities.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.


A LOOK AT
PERFORMANCE

For the period ended
December 31, 2002

Three indexes are used
for comparison. The
Standard & Poor's 500
Index, Index 1, is an
unmanaged index that
includes 500 widely
traded common stocks.
Shown on page 7 is the
Russell 1000 Value
Index, Index 2, an
unmanaged index that
measures the perfor-
mance of those Russell
1000 companies with
lower price-to-book
ratios and lower fore-
casted growth values.
Also shown on page 7 is
the Standard & Poor's
500/Barra Value Index,
Index 3, an unman-
aged, capitalization
weighted index of all of
the stocks in the
Standard & Poor's 500
that have low price-to-
book ratios. In the
future, the Adviser will
compare the Fund's
performance only to
Index 1 and 2, since they
more closely represent
the Fund's investment
strategy.

It is not possible to invest
in an index.


                              Class A 1    Class B      Class C      Class I 2      Index 1
Inception date                6-24-96     11-11-02     11-11-02     11-11-02           --
Average annual returns with maximum sales charge (POP)
12 months                      -11.06%          --           --           --       -22.09%
Five years                       5.27%          --           --           --        -0.58%
Since inception                  9.26%        1.66% 3      4.62% 3      6.87% 3        --

Cumulative total returns with maximum sales charge (POP)
8 months 4                     -18.32%          --           --           --       -17.29%
12 months                      -11.06%          --           --           --       -22.09%
Five years                      29.25%          --           --           --        -2.87%
Since inception                 78.15%        1.66%        4.62%        6.87%          --


Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5% and Class C shares of 1%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares. The return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than the original cost. Index figures do not reflect sales charges and would be lower if they did.

The returns reflect past results and should not be considered indicative of future performance. The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable. These reductions can be terminated in the future. See the prospectus for details.

1 Effective November 8, 2002, shareholders of the former Pzena Focused
  Value Fund became owners of that number of full and fractional shares of John Hancock Classic Value Fund. Additionally, the accounting and performance history of the former Pzena Focused Value Fund was redesignated as that of Class A of John Hancock Classic Value Fund. The performance of the former Pzena Focused Value Fund reflects stocks chosen from the largest 1,000 publicly traded U.S. companies, whereas the Fund invests in stocks selected from the 500 largest such companies.

2 For certain types of investors as described in the Fund's prospectus for Class I shares.

3 Not annualized.

4 Effective December 31, 2002, the Fund's fiscal year-end changed from
  April 30 to December 31.



GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the three indexes described on page 6.

Line chart with the heading "GROWTH OF $10,000." Within the chart are five lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Classic Value Fund, before sales charge, and is equal to $18,760 as of December 31, 2002. The second line represents the value of the same hypothetical investment made in the John Hancock Classic Value Fund, after sales charge, and is equal to $17,815 as of December 31, 2002. The third line represents Index 2 and is equal to $16,208 as of December 31, 2002. The fourth line represents Index 1 and is equal to $14,466 as of December 31, 2002. The fifth line represents Index 3 and is equal to $19,996 as of December 31, 2002.

                            Class A      Class B      Class C      Class I 1
Period beginning            4-30-02     11-11-02     11-11-02     11-11-02
Without sales charge         $8,600      $10,666      $10,666      $10,687
With maximum sales charge    $8,168      $10,166      $10,460           --
Index 1                      $8,271       $9,966       $9,966       $9,966
Index 2                      $8,404      $10,168      $10,168      $10,168
Index 3                      $8,223      $10,146      $10,146      $10,146

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B, Class C and Class I shares, respectively, as of December 31, 2002. In addition to the full Class A share period shown in the chart above, we have also shown the value of an investment in Class A shares from April 30, 2002 to December 31, 2002. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

1 For certain types of investors as described in the Fund's prospectus for Class I shares.



FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
December 31, 2002

This schedule is divided into two main categories: common stocks and short-term investments. The common stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.

SHARES   ISSUER                                                                                                 VALUE
COMMON STOCKS 89.61%                                                                                      $26,734,155
(Cost $26,232,094)

Aerospace/Defense 3.86%                                                                                    $1,150,526
 34,875  Boeing Co. (The)                                                                                   1,150,526

Agricultural Operations 2.16%                                                                                 645,356
 33,525  Monsanto Co.                                                                                         645,356

Banks -- United States 4.75%                                                                                1,415,889
 29,250  FleetBoston Financial Corp.                                                                          710,775
 19,350  Wachovia Corp.                                                                                       705,114

Chemicals  0.85%                                                                                              252,710
 9,250  FMC Corp.*                                                                                            252,710

Computers/Computer Services 8.94%                                                                           2,668,321
 96,000  Computer Associates International, Inc.                                                            1,296,000
 31,650  Electronic Data Systems Corp.                                                                        583,309
 45,450  Hewlett-Packard Co.                                                                                  789,012

Diversified Operations 13.22%                                                                               3,944,589
 28,000  Cooper Industries, Ltd. (Class A)                                                                  1,020,600
 12,200  Johnson Controls, Inc.                                                                               978,074
 18,025  Loews Corp.                                                                                          801,391
 28,800  Tyco International Ltd.                                                                              491,904
 29,200  Viad Corp.                                                                                           652,620

Finance  7.89%                                                                                              2,354,016
 40,875  CIT Group, Inc.                                                                                      801,150
 29,900  Citigroup, Inc.                                                                                    1,052,181
 14,500  Washington Mutual, Inc.                                                                              500,685

Health Care -- Services 6.91%                                                                               2,060,206
 17,550  Aetna, Inc.                                                                                          721,656
 30,125  Health Net, Inc.*                                                                                    795,300
 33,125  Tenet Healthcare Corp.*                                                                              543,250

Household Appliances 1.87%                                                                                    557,449
 10,675  Whirlpool Corp.                                                                                      557,449

Insurance  11.67%                                                                                           3,482,364
 12,200  Allstate Corp. (The)                                                                                 451,278
 29,800  Aon Corp.                                                                                            562,922
  9,775  CIGNA Corp.                                                                                          401,948
 20,550  IPC Holdings, Ltd. (Bermuda)                                                                         648,147
 18,625  Radian Group, Inc.                                                                                   691,919
  9,400  XL Capital Ltd. (Class A) (Bermuda)                                                                  726,150

Leisure -- Toys 1.84%                                                                                         547,759
 47,425   Hasbro, Inc.                                                                                        547,759

Medical  1.42%                                                                                                423,066
 18,275  Bristol-Myers Squibb Co.                                                                             423,066

Mining  2.05%                                                                                                 612,470
 36,500  Freeport-McMoran Copper & Gold, Inc. (Class B)*                                                      612,470

Mortgage Banking 2.78%                                                                                        828,249
 12,875  Fannie Mae                                                                                           828,249

Oil & Gas 4.06%                                                                                             1,211,585
  3,825  ConocoPhillips                                                                                       185,092
 25,182  FMC Technologies, Inc.*                                                                              514,468
 24,050  Marathon Oil Corp.                                                                                   512,025

Paper/Paper Products 1.65%                                                                                    492,476
 30,475  Georgia-Pacific Corp.                                                                                492,476

Retail  3.48%                                                                                               1,038,849
 19,075  Federated Department Stores, Inc. *                                                                  548,597
  9,525  Payless ShoeSource, Inc.*                                                                            490,252

Telecommunications 2.77%                                                                                      826,546
 31,950  BellSouth Corp.                                                                                      826,546

Telecommunication -- Equipment 1.93%                                                                          575,784
 79,200  Tellabs, Inc.*                                                                                       575,784

Tobacco  2.35%                                                                                                702,182
 17,325  Philip Morris Cos., Inc.                                                                             702,182

Transportation 3.16%                                                                                          943,763
 16,775  CNF, Inc.                                                                                            557,601
  6,450  Union Pacific Corp.                                                                                  386,162

                                                                             INTEREST        PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                               RATE    (000s OMITTED)         VALUE
SHORT-TERM INVESTMENTS 13.23%                                                                              $3,947,519
(Cost $3,947,519)

Joint Repurchase Agreement 6.49%
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. -- Dated
12-31-02, due 01-02-03 (Secured by U.S.
Treasury Bond 8.500%, due 02-15-20,
U.S. Treasury Inflation Indexed Notes, 3.000%
thru 3.500%, due 01-15-11 thru 07-15-12, and
U.S. Treasury Notes, 4.625% thru 5.375%,
due 02-28-02 thru 06-30-03)                                                     1.15%          $1,935       1,935,000

                                                                                               SHARES
Cash Equivalents 6.74%
AIM Cash Investment Trust**                                                                 2,012,519       2,012,519

TOTAL INVESTMENTS 102.84%                                                                                 $30,681,674

OTHER ASSETS AND LIABILITIES, NET (2.84%)                                                                   ($848,130)

TOTAL NET ASSETS 100.00%                                                                                  $29,833,544

 * Non-income producing security.

** Represents investment of security lending collateral.

   Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

   The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.




ASSETS AND
LIABILITIES

December 31, 2002

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

ASSETS
Investments at value (cost $30,179,613,
  including $1,971,505 of securities loaned)                      $30,681,674
Cash                                                                    1,961
Receivable for investments sold                                       912,386
Receivable for shares sold                                            103,473
Dividends and interest receivable                                      47,173
Receivable from affiliates                                             67,804
Other assets                                                           57,474

Total assets                                                       31,871,945

LIABILITIES
Payable for shares repurchased                                            259
Payable for securities on loan                                      2,012,519
Other payables and accrued expenses                                    25,623

Total liabilities                                                   2,038,401

NET ASSETS
Capital paid-in                                                    30,149,519
Accumulated net realized loss on investments                         (887,440)
Net unrealized appreciation of investments                            502,061
Accumulated net investment income                                      69,404

Net assets                                                        $29,833,544

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A ($22,019,976 [DIV] 1,461,532 shares)                           $15.07
Class B ($878,217 [DIV] 58,349 shares)                                 $15.05
Class C ($706,333 [DIV] 46,929 shares)                                 $15.05
Class I ($6,229,018 [DIV] 413,083 shares)                              $15.08

MAXIMUM OFFERING PRICE PER SHARE
Class A 1 ($15.07 [DIV] 95%)                                           $15.86
Class C ($15.05 [DIV] 99%)                                             $15.20

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.



OPERATIONS

This Statement
of Operations
summarizes the
Fund's investment
income earned
and expenses
incurred in
operating the
Fund. It also
shows net gains
(losses) for the
period stated.
                                                         YEAR        PERIOD
                                                        ENDED         ENDED
                                                      4-30-02      12-31-02 1


INVESTMENT INCOME
Dividends                                            $203,721      $244,216
Interest                                               17,468        10,834

Total investment income                               221,189       255,050

EXPENSES
Investment management fee                             148,188       141,812
Class A distribution and service fee                       --         7,709
Class B distribution and service fee                       --           309
Class C distribution and service fee                       --           487
Class A, B and C transfer agent fee                    18,865        22,940
Class I transfer agent fee                                 --           306
Administration fee                                     30,000        19,331
Custodian fee                                          29,070        18,470
Auditing fee                                           14,636        23,875
Printing                                                8,630         9,815
Registration and filing fee                             8,435       141,224
Deferred organization expense                           6,375            --
Trustees' fee                                           5,389         3,483
Miscellaneous                                           4,604         2,969
Legal fee                                               4,554         2,464
Accounting and legal services fee                          --           756

Total expenses                                        278,746       395,950
Expense reductions                                   (104,790)     (210,304)

Net expenses                                          173,956       185,646

Net investment income                                  47,233        69,404

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on investments               673,333      (887,440)
Change in net unrealized appreciation
  (depreciation) of investments                     1,514,114    (2,395,408)

Net realized and unrealized gain (loss)             2,187,447    (3,282,848)
Increase (decrease) in net assets
   from operations                                 $2,234,680   ($3,213,444)

1 Effective 12-31-02, the fiscal year changed from April 30 to December 31.

See notes to
financial statements.



CHANGES IN
NET ASSETS

This Statement
of Changes in
Net Assets
shows how the
value of the
Fund's net assets
has changed
since the end of
the previous
period. The dif-
ference reflects
earnings less
expenses, any
investment gains
and losses,
distributions
paid to share-
holders, if any,
and any increase
or decrease in
money share-
holders invested
in the Fund.
                                            YEAR          YEAR        PERIOD
                                           ENDED         ENDED         ENDED
                                         4-30-01       4-30-02      12-31-02 1
INCREASE (DECREASE) IN NET ASSETS
From operations

Net investment income                    $15,344       $47,233       $69,404
Net realized gain (loss)                 762,956       673,333      (887,440)
Change in net unrealized
  appreciation (depreciation)          1,298,885     1,514,114    (2,395,408)
Increase (decrease) in
  net assets resulting
  from operations                      2,077,185     2,234,680    (3,213,444)

Distributions to shareholders
From net investment income
Class A                                       --       (48,889)      (33,173)
From net realized gain
Class A                                       --      (265,574)     (673,185)
                                              --      (314,463)     (706,358)
From Fund share
  transactions                         3,982,808     8,180,853    12,255,337

NET ASSETS
Beginning of period                    5,336,946    11,396,939    21,498,009

End of period 2                      $11,396,939   $21,498,009   $29,833,544



1 Effective 12-31-02, the fiscal year changed from April 30 to December 31.

2 Includes accumulated net investment income of $15,344, $33,172, and $69,404, respectively.

See notes to
financial statements.



FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

PERIOD ENDED                                           4-30-98     4-30-99     4-30-00     4-30-01     4-30-02    12-31-02 1,2
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period                                   $11.56      $14.40      $11.83      $11.63      $16.08      $18.16
Net investment Income (loss) 3                           (0.03)      (0.05)      (0.06)       0.02        0.05        0.05
Net realized and unrealized
  gain (loss) on investments                              3.93       (2.02)       0.19        4.43        2.42       (2.68)
Total from investment
  operations                                              3.90       (2.07)       0.13        4.45        2.47       (2.63)
Less distributions
From net realized income                                    --          --          --          --       (0.06)      (0.02)
From net realized gain                                   (1.06)      (0.50)      (0.33)         --       (0.33)      (0.44)
                                                         (1.06)      (0.50)      (0.33)         --       (0.39)      (0.46)
Net asset value,
  end of period                                         $14.40      $11.83      $11.63      $16.08      $18.16      $15.07
Total return 4,5 (%)                                     35.10      (14.03)       1.34       38.26       15.67      (14.00) 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                                            $10          $7          $5         $11         $22         $22
Ratio of expenses to
  average net assets (%)                                  1.75        1.75        1.75        1.75        1.25        1.27 7
Ratio of expenses to adjusted
  average net assets 8 (%)                                2.69        2.60        2.99        2.81        2.01        2.57 7
Ratio of net investment income (loss)
  to average net assets (%)                              (0.32)      (0.41)      (0.47)       0.22        0.34        0.44 7
Portfolio turnover (%)                                      54          47          50          78          38          47

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS B SHARES

PERIOD ENDED                                          12-31-02 9
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $14.11
Net investment loss 3                                       -- 10
Net realized and unrealized gain on investments           0.94
Total from investment operations                          0.94
Net asset value, end of period                          $15.05
Total return 4,5 (%)                                      6.66 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1
Ratio of expenses to average net assets (%)               2.10 7
Ratio of expenses to adjusted average net assets 8 (%)    6.82 7
Ratio of net investment loss to average net assets (%)   (0.06) 7
Portfolio turnover (%)                                      47

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS C SHARES

PERIOD ENDED                                          12-31-02 9
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $14.11
Net investment loss 3                                       -- 10
Net realized and unrealized gain on investments           0.94
Total from investment operations                          0.94
Net asset value, end of period                          $15.05
Total return 4,5 (%)                                      6.66 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1
Ratio of expenses to average net assets (%)               2.10 7
Ratio of expenses to adjusted average net assets 8 (%)    6.82 7
Ratio of net investment loss to average net assets (%)   (0.10) 7
Portfolio turnover (%)                                      47

See notes to
financial statements.




FINANCIAL
HIGHLIGHTS

CLASS I SHARES

PERIOD ENDED                                          12-31-02 9
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $14.11
Net investment income 3                                   0.03
Net realized and unrealized gain on investments           0.94
Total from investment operations                          0.97
Net asset value, end of period                          $15.08
Total return 4,5 (%)                                      6.87 6

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $6
Ratio of expenses to average net assets (%)               0.77 7
Ratio of expenses to adjusted average net assets 8 (%)    5.49 7
Ratio of net investment income to average net assets (%)  1.62 7
Portfolio turnover (%)                                      47

 1 Effective November 8, 2002, shareholders of the former Pzena Focused
   Value Fund became owners of an equal number of full and fractional Class
   A shares of the John Hancock Classic Value Fund. Additionally, the accounting and performance history of the former Pzena Focused Value
   Fund was redesignated as that of John Hancock Classic Value Fund Class A.

 2 Effective 12-31-02, the fiscal year changed from April 30 to December 31.

 3 Based on the average of the shares outstanding.

 4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

 5 Total return would have been lower had certain expenses not been reduced during the periods shown.

 6 Not annualized.

 7 Annualized.

 8 Does not take into consideration expense reductions during the periods shown.

 9 Class B, Class C and Class I shares began operations on 11-11-02.

10 Less than $0.01 per share.

See notes to
financial statements.



NOTE TO
STATMENTS

NOTE A
Accounting policies

John Hancock Classic Value Fund (the "Fund") is a non-diversified series of John Hancock Capital Series, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide long-term growth of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The Trustees authorized the issuance of Class B, Class C and Class I shares effective November 11, 2002. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is the accounting and performance successor to Pzena Focused Value Fund, a series of Professionally Managed Portfolios, a
Massachusetts business trust. On November 8, 2002, the Fund acquired substantially all the assets and assumed the liabilities of the former Pzena Focused Value Fund, pursuant to an agreement and plan of reorganization, in exchange for Class A shares of the Fund.

Effective December 31, 2002, the Fund's fiscal year end has changed from April 30 to December 31, 2002.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Organization expenses

Expenses incurred in connection with the organization of the Fund have been capitalized were charged to the Fund's operations ratably over a five-year period that began with the commencement of the investment operations of the Fund.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On December 31, 2002, the Fund loaned securities having a market value of $1,971,505 collateralized by cash in the amount of $2,012,519. The cash collateral was invested in a short-term instrument.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $498,477 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire amount of the loss carryforward expires December 31, 2010. Net capital losses of $388,963 that are attributable to security transactions occurred after October 31, 2002, are treated as arising on January 1, 2003, the first day of the Fund's next taxable year.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. For eign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains on the ex-dividend date. During the period ended December 31, 2002, the tax character of distributions paid was as follows: ordinary income $33,173 and long-term capital gains $673,185. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. As of December 31, 2002, the components of distributable earnings on a tax basis included $69,404 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distri bu tions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.85% of the Fund's average daily net asset value. The Adviser has a subadvisory agreement with Pzena Investment Management, LLC ("Pzena Investment Management"). The Fund is not responsible for payment of the subadvisory fees. Prior to November 11, 2002, Pzena Investment Management provided the Fund with investment management services under an Investment Advisory Agreement. The Pzena Investment Management furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund and, as compensation for its services, was entitled to a monthly fee at the annual rate of 1.00% of the average daily net assets of the Fund. Prior to August 28, 2001, the annual rate was 1.25%.

The Adviser has agreed to limit the Fund's expenses (excluding 12b-1 and transfer agent fees) to 0.70% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class I, respectively, and net operating expenses on Class A shares to 1.35% at least until November 8, 2004. Prior to November 8, 2002, the former Pzena Focused Value Fund had agreed to limit the Fund's total expenses to not more than 1.25% of the Fund's average daily net asset value. Accordingly, the reduction in the management fee amounted to $210,304 for the period ended December 31, 2002. Prior to November 11, 2002, Pzena Investment Management had agreed to limit the Fund's total expenses to 1.25% of the former Pzena Focused Value Fund's average daily net assets. For the year ended April 30, 2002, the former Pzena Focused Value Fund's expenses reductions amounted to $104,790.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. Prior to November 8, 2002 there were no distribution plans.

Class A and Class C shares are assessed up-front sales charges. During the period ended December 31, 2002, JH Funds received net up-front sales charges of $14,369 with regard to sales of Class A shares. Of this amount, $2,243 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $3,414 was paid as sales commissions to unrelated broker-dealers and $8,712 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended December 31, 2002, JH Funds received net up-front sales charges of $2,644 with regard to sales of Class C shares. Of this amount, $2,644 was paid as sales commissions to unrelated broker-dealers and no sales commissions were paid to sales personnel of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended December 31, 2002, CDSCs received by JH Funds amounted to $20 for Class B shares and no commissions paid on Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, B and C shares, the Fund pays a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Adviser has agreed to limit the transfer agent fees to 0.40% of average daily net assets attributable to Class A, Class B and Class C shares, at least until November 8, 2004. For Class I shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the average daily net asset value attributable to Class I shares, plus certain out-of-pocket expenses. Effective January 1, 2003, the Fund will pay a monthly transfer agent fee on Class A, B and C shares at an annual rate of 0.05% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. (The Class I transfer agent fee will not be changing.)

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an an nual rate of approximately 0.03% of the average net assets of the Fund. Arrange ments for transfer agent and administrative services prior to November 8, 2002, were with unaffiliated parties.

Ms. Maureen R. Ford and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.


                              YEAR ENDED 4-30-01       YEAR ENDED 4-30-02    PERIOD ENDED 12-31-02 1
                             SHARES       AMOUNT     SHARES        AMOUNT     SHARES        AMOUNT
CLASS A SHARES
Sold                        366,920   $5,722,733    633,464   $10,776,450    632,098   $13,716,724
Distributions  reinvested        --           --     17,520       286,166     52,723       664,306
Repurchased                (116,774)  (1,739,925)  (175,836)   (2,881,763)  (407,289)   (9,894,824)
Net increase                250,146   $3,982,808    475,148    $8,180,853    277,532    $4,486,206

CLASS B SHARES 2
Sold                             --           --         --            --     58,448      $888,460
Repurchased                      --           --         --            --        (99)       (1,522)
Net increase                     --           --         --            --     58,349      $886,938

CLASS C SHARES 2
Sold                             --           --         --            --     47,058      $711,638
Repurchased                      --           --         --            --       (129)       (1,955)
Net increase                     --           --         --            --     46,929      $709,683

CLASS I SHARES 2
Sold                             --           --         --            --    413,107    $6,172,870
Repurchased                      --           --         --            --        (24)         (360)
Net increase                     --           --         --            --    413,083    $6,172,510

NET INCREASE                250,146   $3,982,808    475,148    $8,180,853    795,893   $12,255,337

1 Effective 12-31-02, the fiscal year changed from April 30 to December 31.

2 Class B, C and I shares began operations on 11-11-02.



NOTE D
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended December 31, 2002, aggregated $20,286,246 and $9,872,692, respectively.

The cost of investments owned on December 31, 2002, including short-term investments, for federal income tax purposes was $30,179,613. Gross unrealized appreciation and depreciation of investments aggregated $1,498,126 and $996,065, respectively, resulting in net unrealized appreciation of $502,061. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on wash sales.

NOTE E
Acquisition

On November 8, 2002, the Fund acquired substantially all of the assets and liabilities of the former Pzena Focused Value Fund in exchange solely for Class A shares of the Fund. The acquisition was accounted for as a tax-free exchange of 1,499,515 Class A shares of the Fund for the net assets of the former Pzena Focused Value Fund, which amounted to $22,249,282, including $361,691 of unrealized depreciation, after the close of business on November 8, 2002. Accounting and performance history of the former Pzena Focused Value Fund was redesignated as that of Class A of John Hancock Classic Value Fund.



AUDITORS'
REPORT

Report of
Pricewaterhouse-
Coopers LLP,
Independent
Auditors

To the Board of Trustees and Shareholders of John Hancock Classic Value Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Classic Value Fund (a series of John Hancock Capital Series) (the "Fund"), at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned at December 31, 2002, by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of operations for the year ended April 30, 2002, the statements of changes in net assets of the Fund for the years ended April 30, 2002 and April 30, 2001, and the financial highlights for each of the five years ended on or before April 30, 2002, were audited by other independent accountants, whose report dated May 31, 2002 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2003



TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended December 31, 2002.

The Fund has designated distributions to shareholders of $673,185 as a capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended December 31, 2002, 100% of the dividends qualify for the corporate dividends-received deduction.

If the Fund paid dividends during the fiscal year, shareholders will be mailed a 2002 U.S. Treasury Department Form 1099-DIV in January 2003. This will reflect the total of all distributions that are taxable for calendar year 2002.



TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

                                                                                                                NUMBER OF
NAME, AGE                                                                                   TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
Dennis S. Aronowitz, Born: 1931                                                             2002                31
Professor of Law, Emeritus, Boston University School of Law
(as of 1996); Director, Brookline Bancorp.

Richard P. Chapman, Jr., Born: 1935                                                         2002                31
President and Chief Executive Officer, Brookline Bancorp. (lending)
(since 1972); Chairman and Director, Lumber Insurance Co. (insurance)
(until 2000); Chairman and Director, Northeast Retirement Services, Inc.
(retirement administration) (since 1998).

William J. Cosgrove, Born: 1933                                                             2002                31
Vice President, Senior Banker and Senior Credit Officer, Citibank, N.A.
(retired 1991); Executive Vice President, Citadel Group Representatives,
Inc.; Director, Hudson City Bancorp; Trustee, Scholarship Fund for
Inner City Children (since 1986).

Richard A. Farrell 2, Born: 1932                                                            2002                31
President, Farrell, Healer & Co., Inc. (venture capital management firm)
(since 1980) and General Partner of the Venture Capital Fund of NE
(since 1980); Trustee, Marblehead Savings Bank (since 1994); prior to
1980, headed the venture capital group at Bank of Boston Corporation.

William F. Glavin 2, Born: 1932                                                             2002                31
President Emeritus, Babson College (as of 1998); Vice Chairman, Xerox
Corporation (until 1989); Director, Reebok, Inc. (since 1994) and Inco Ltd.

Patti McGill Peterson, Born: 1943                                                           2002                39
Executive Director, Council for International Exchange of Scholars
(since 1998), Vice President, Institute of International Education
(since January 1998); Senior Fellow, Cornell Institute of Public Affairs,
Cornell University (until 1997); President Emerita of Wells College and
St. Lawrence University; Director, Niagara Mohawk Power Corporation
(electric utility).

John A. Moore 2, Born: 1939                                                                 2002                39
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Senior Scientist, Sciences
International (health research) (since 1998); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

John W. Pratt, Born: 1931                                                                   2002                31
Professor of Business Administration Emeritus, Harvard University
Graduate School of Business Administration (as of 1998).

INTERESTED TRUSTEES 3

NAME, AGE                                                                                                       NUMBER OF
POSITION(S) HELD WITH FUND                                                                  TRUSTEE             JOHN HANCOCK
PRINCIPAL OCCUPATION(S) AND OTHER                                                           OF FUND             FUNDS OVERSEEN
DIRECTORSHIPS DURING PAST 5 YEARS                                                           SINCE 1             BY TRUSTEE
John M. DeCiccio, Born: 1948                                                                2002                61
Trustee
Executive Vice President and Chief Investment Officer, John Hancock
Financial Services, Inc.; Director, Executive Vice President and Chief
Investment Officer, John Hancock Life Insurance Company; Chairman of
the Committee of Finance of John Hancock Life Insurance Company;
Director, John Hancock Subsidiaries, LLC ("Subsidiaries, LLC"), Hancock
Natural Resource Group, Independence Investment LLC, Independence
Fixed Income LLC, John Hancock Advisers, LLC (the "Adviser") and
The Berkeley Financial Group, LLC ("The Berkeley Group"), John
Hancock Funds, LLC ("John Hancock Funds"), Massachusetts Business
Development Corporation; Director, John Hancock Insurance Agency, Inc.
("Insurance Agency, Inc.") (until 1999).

Maureen R. Ford, Born: 1955                                                                 2002                61
Trustee, Chairman, President and Chief Executive Officer
Executive Vice President, John Hancock Financial Services, Inc., John
Hancock Life Insurance Company; Chairman, Director, President and
Chief Executive Officer, the Adviser and The Berkeley Group; Chairman,
Director, President and Chief Executive Officer, John Hancock Funds;
Chairman, Director and Chief Executive Officer, Sovereign Asset
Management Corporation ("SAMCorp."); Director, Independence
Investment LLC, Subsidiaries, LLC, Independence Fixed Income LLC and
Signature Services; Senior Vice President, MassMutual Insurance Co.
(until 1999).

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE
POSITION(S) HELD WITH FUND                                                                                      OFFICER
PRINCIPAL OCCUPATION(S) AND                                                                                     OF FUND
DIRECTORSHIPS DURING PAST 5 YEARS                                                                               SINCE
William L. Braman, Born: 1953                                                                                   2002
Executive Vice President and Chief Investment Officer
Executive Vice President and Chief Investment Officer, the Adviser and each of the John
Hancock funds; Director, SAMCorp., Executive Vice President and Chief Investment
Officer, Baring Asset Management, London UK (until 2000).

Richard A. Brown, Born: 1949                                                                                    2002
Senior Vice President and Chief Financial Officer
Senior Vice President, Chief Financial Officer and Treasurer, the Adviser, John Hancock
Funds, and The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

Thomas H. Connors, Born: 1959                                                                                   2002
Vice President and Compliance Officer
Vice President and Compliance Officer, the Adviser and each of the John Hancock funds;
Vice President, John Hancock Funds.

William H. King, Born: 1952                                                                                     2002
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     2002
Senior Vice President, Secretary and Chief Legal Officer
Senior Vice President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice President,
Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.

The business address for all Trustees and Officers is 101 Huntington
Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.




FOR YOUR
INFORMATION

INVESTMENT ADVISER

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

SUBADVISER

Pzena Investment Management, LLC
830 Third Avenue
New York, New York 10022

PRINCIPAL DISTRIBUTOR

John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN

The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL

Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS

PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110



HOW TO
CONTACT US

On the Internet                         www.jhfunds.com

By regular mail                         John Hancock Signature Services, Inc.
                                        1 John Hancock Way, Suite 1000
                                        Boston, MA 02217-1000

By express mail                         John Hancock Signature Services, Inc.
                                        Attn: Mutual Fund Image Operations
                                        529 Main Street
                                        Charlestown, MA 02129

Customer service representatives        1-800-225-5291

24-hour automated information           1-800-338-8080

TDD line                                1-800-554-6713



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhancock.com/funds/edelivery

This report is for the information of
the shareholders of the John Hancock
Classic Value Fund.

3800A 12/02
       2/03